UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02628

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Michigan Municipal
Income Fund

March 31, 2007

1.814644.102

MIR-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation (Guam Pub. School Facilities Proj.) 5% 10/1/16	$ 1,045,000	$ 1,113,259
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	615,000	658,191
		1,771,450
Michigan - 96.0%
Anchor Bay School District 2000 School Bldg. & Site (School Bldg. & Site Prog.) 5% 5/1/29	2,155,000	2,244,282
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (MBIA Insured)	1,405,000	1,508,268
5% 3/1/18 (MBIA Insured)	1,440,000	1,541,794
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (c)	2,804,000	3,523,198
Bay City Gen. Oblig. 0% 6/1/15 (AMBAC Insured)	1,725,000	1,235,807
Birmingham County School District Series II, 5.25% 11/1/19 (Pre-Refunded to 11/1/10 @ 100) (c)	1,200,000	1,263,768
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	7,188,500
Byron Ctr. Pub. Schools 5.5% 5/1/16	1,055,000	1,133,302
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry:
5.25% 5/1/17	1,370,000	1,473,736
5.25% 5/1/18	1,100,000	1,182,060
Carman-Ainsworth Cmnty. School District:
5% 5/1/16 (FSA Insured)	1,000,000	1,074,830
5% 5/1/17 (FSA Insured)	2,065,000	2,215,084
5.5% 5/1/14 (Pre-Refunded to 5/1/12 @ 100) (c)	1,755,000	1,901,578
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (c)	1,850,000	2,004,512
Carrier Creek Drainage District #326:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,742,245
5% 6/1/25 (AMBAC Insured)	1,775,000	1,873,388
Charles Stewart Mott Cmnty. College 5% 5/1/17 (MBIA Insured)	1,675,000	1,796,739
Chippewa Valley Schools:
Series I, 5.375% 5/1/17 (Pre-Refunded to 5/1/11 @ 100) (c)	1,000,000	1,064,350
5.5% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (c)	1,125,000	1,218,960
Clarkston Cmnty. Schools:
5.25% 5/1/29 (Pre-Refunded to 5/1/13 @ 100) (c)	5,000,000	5,409,600
5.375% 5/1/21 (Pre-Refunded to 5/1/13 @ 100) (c)	1,950,000	2,122,868
5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (c)	1,150,000	1,251,948
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Comstock Park Pub. Schools 5% 5/1/16 (FSA Insured)	$ 1,000,000	$ 1,074,110
Constantine Pub. Schools:
5% 5/1/25	1,130,000	1,181,336
5% 5/1/25 (Pre-Refunded to 11/1/12 @ 100) (c)	1,120,000	1,193,875
5.5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (c)	1,220,000	1,330,959
5.5% 5/1/19 (Pre-Refunded to 11/1/12 @ 100) (c)	1,245,000	1,358,233
5.5% 5/1/20 (Pre-Refunded to 11/1/12 @ 100) (c)	1,245,000	1,358,233
5.5% 5/1/21 (Pre-Refunded to 11/1/12 @ 100) (c)	1,250,000	1,363,688
Crawford AuSable School District (School Bldg. & Site Proj.) Series 2001, 5.625% 5/1/18 (Pre-Refunded to 5/1/11 @ 100) (c)	1,100,000	1,180,245
Detroit City School District:
(School Bldg. & Site Impt. Proj.) Series B, 5% 5/1/33 (FGIC Insured)	1,800,000	1,873,512
Series 2003 B, 5% 5/1/24 (FGIC Insured)	5,000,000	5,223,250
Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	5,722,500
Series A:
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (c)	1,500,000	1,623,840
5.5% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (c)	1,000,000	1,082,560
5.5% 5/1/18 (Pre-Refunded to 5/1/13 @ 100) (c)	2,000,000	2,193,060
5.5% 5/1/20 (Pre-Refunded to 5/1/12 @ 100) (c)	3,050,000	3,301,808
Series B, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,325,537
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	3,000,000	3,166,290
5% 9/30/12 (MBIA Insured)	4,765,000	5,077,441
Detroit Gen. Oblig.:
(Distributable State Aid Proj.) 5.25% 5/1/09 (AMBAC Insured)	4,525,000	4,669,212
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc. Insured)	1,430,000	1,492,992
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,945,674
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,985,000	2,110,472
Series B1:
5% 4/1/13 (AMBAC Insured)	2,000,000	2,120,920
5% 4/1/15 (AMBAC Insured)	3,800,000	4,053,650
5.5% 4/1/17 (Pre-Refunded to 4/1/11 @ 100) (c)	2,615,000	2,792,192
5.5% 4/1/19 (Pre-Refunded to 4/1/11 @ 100) (c)	1,500,000	1,601,640
5.5% 4/1/20 (Pre-Refunded to 4/1/11 @ 100) (c)	1,250,000	1,334,700
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (a)	10,000,000	10,224,400
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Swr. Disp. Rev.: - continued
Series A:
0% 7/1/14 (FGIC Insured)	$ 6,730,000	$ 5,034,040
5% 7/1/32 (FSA Insured)	535,000	557,657
5% 7/1/32 (Pre-Refunded to 7/1/13 @ 100) (c)	1,365,000	1,462,229
5.125% 7/1/31 (Pre-Refunded to 7/1/11 @ 100) (c)	8,020,000	8,477,300
Series B:
5% 7/1/15 (FGIC Insured)	1,085,000	1,169,163
5% 7/1/36 (FGIC Insured)	7,800,000	8,212,308
4.191% 7/1/32 (FSA Insured) (a)	5,000,000	5,000,000
5.5% 7/1/17 (MBIA Insured)	3,050,000	3,464,129
Detroit Wtr. Supply Sys. Rev.:
Series A:
5.25% 7/1/21 (MBIA Insured)	6,035,000	6,564,028
5.5% 7/1/15 (Pre-Refunded to 1/1/10 @ 101) (c)	3,675,000	3,883,924
5.75% 7/1/11 (MBIA Insured)	3,050,000	3,299,399
Series C, 5% 7/1/33 (FSA Insured)	13,500,000	14,234,660
5.25% 7/1/16 (MBIA Insured)	1,000,000	1,103,850
5.25% 7/1/17 (MBIA Insured)	2,000,000	2,202,800
6.5% 7/1/15 (FGIC Insured)	6,025,000	7,124,261
Dexter Cmnty. Schools 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,065,927
Durand Area Schools Gen. Oblig.:
5% 5/1/27 (FSA Insured)	1,225,000	1,301,134
5% 5/1/28 (FSA Insured)	1,250,000	1,325,738
5% 5/1/29 (FSA Insured)	1,275,000	1,347,331
East Grand Rapids Pub. School District:
5% 5/1/16 (FSA Insured)	1,425,000	1,519,250
5% 5/1/17 (FSA Insured)	1,985,000	2,113,767
5.5% 5/1/17	1,690,000	1,800,746
East Lansing School District Gen. Oblig. Series B, 5% 5/1/30 (MBIA Insured)	3,530,000	3,733,963
Eastern Michigan Univ. Revs. Series 2000 B, 5.625% 6/1/30 (Pre-Refunded to 6/1/10 @ 100) (c)	1,250,000	1,322,950
Farmington Pub. School District 5% 5/1/18 (FSA Insured)	4,500,000	4,804,605
Fenton Area Pub. Schools 5% 5/1/14 (FGIC Insured)	1,775,000	1,907,149
Ferris State Univ. Rev.:
5% 10/1/16 (MBIA Insured)	1,255,000	1,338,897
5% 10/1/17 (MBIA Insured)	1,320,000	1,405,602
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Flushing Cmnty. Schools:
5.25% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (c)	$ 1,000,000	$ 1,083,050
5.25% 5/1/18 (Pre-Refunded to 5/1/13 @ 100) (c)	1,030,000	1,115,542
Fraser Pub. School District:
5% 5/1/16 (FSA Insured)	1,055,000	1,134,695
5% 5/1/17 (FSA Insured)	1,615,000	1,732,378
Garden City School District:
5% 5/1/14 (FSA Insured)	1,210,000	1,300,085
5% 5/1/17 (FSA Insured)	1,390,000	1,486,063
5% 5/1/19 (FSA Insured)	1,205,000	1,292,122
Genesee County Gen. Oblig. Series A:
5% 5/1/17 (MBIA Insured)	1,355,000	1,443,820
5% 5/1/18 (MBIA Insured)	1,505,000	1,598,325
Gibraltar School District:
5% 5/1/16 (FSA Insured)	1,230,000	1,313,259
5% 5/1/17 (FSA Insured)	1,230,000	1,310,627
5.5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (c)	1,200,000	1,309,140
5.5% 5/1/21 (Pre-Refunded to 11/1/12 @ 100) (c)	1,200,000	1,309,140
Grand Rapids Downtown Dev. Auth. Tax Increment Rev. 0% 6/1/11 (MBIA Insured)	3,160,000	2,691,119
Grand Rapids San. Swr. Sys. Rev. 5% 1/1/34 (MBIA Insured)	3,000,000	3,167,700
Grand Rapids Wtr. Supply Sys. 5% 1/1/35 (FGIC Insured)	5,000,000	5,289,800
Grosse Ile Township School District Unltd. Tax Gen. Oblig.:
5% 5/1/29 (MBIA Insured)	1,950,000	2,068,151
5% 5/1/32 (MBIA Insured)	1,950,000	2,063,627
Hamilton Cmnty. Schools District 5% 5/1/24 (FGIC Insured)	1,500,000	1,516,845
Haslett Pub. Schools 5% 5/1/16 (MBIA Insured)	1,100,000	1,174,459
Howell Pub. Schools 0% 5/1/10 (AMBAC Insured)	1,130,000	1,003,451
Hudsonville Pub. Schools 5% 5/1/16 (FSA Insured)	1,000,000	1,067,690
Huron Valley School District:
0% 5/1/10 (FGIC Insured)	2,500,000	2,220,025
0% 5/1/11 (FGIC Insured)	5,830,000	4,980,977
0% 5/1/12 (FGIC Insured)	1,420,000	1,166,076
5.25% 5/1/16	2,450,000	2,645,167
Kalamazoo Pub. Schools:
5% 5/1/17 (FSA Insured)	3,165,000	3,433,898
5.25% 5/1/16 (FSA Insured)	1,500,000	1,659,510
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13	$ 3,685,000	$ 4,013,628
(Spectrum Health Proj.) Series A:
5.375% 1/15/11	2,420,000	2,487,349
5.375% 1/15/12	2,505,000	2,577,269
L'Anse Creuse Pub. Schools:
5% 5/1/24 (FSA Insured)	1,350,000	1,426,113
5.375% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (c)	1,000,000	1,084,700
5.375% 5/1/20 (Pre-Refunded to 11/1/12 @ 100) (c)	1,000,000	1,084,700
Lake Orion Cmnty. School District 5.25% 5/1/27 (Pre-Refunded to 5/1/12 @ 100) (c)	1,150,000	1,231,754
Lansing Bldg. Auth. Rev. 0% 6/1/12 (AMBAC Insured)	3,000,000	2,455,590
Lawton Cmnty. Schools 5.5% 5/1/19 (Pre-Refunded to 11/1/11 @ 100) (c)	1,050,000	1,129,758
Livonia Muni. Bldg. Auth. 5% 5/1/17 (Pre-Refunded to 5/1/10 @ 100) (c)	1,100,000	1,142,790
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31) (c)	8,480,000	3,324,414
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series III, 5% 10/15/10 (Escrowed to Maturity) (c)	1,000,000	1,044,330
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,403,750
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (c)	3,000,000	3,186,180
Michigan Gen. Oblig. (Envir. Protection Prog.) 6.25% 11/1/12	2,665,000	2,901,359
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (b)	3,000,000	3,060,720
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series A:
5%, tender 4/1/11	2,035,000	2,126,941
6% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (c)	10,645,000	11,359,599
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/13	455,000	486,354
5.5% 3/1/14	1,300,000	1,391,377
5.5% 3/1/15	1,985,000	2,120,873
(Genesys Reg'l. Med. Hosp. Proj.) Series A, 5.3% 10/1/11 (Escrowed to Maturity) (c)	1,000,000	1,034,250
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Hosp. Rev.: - continued
(Henry Ford Health Sys. Proj.):
Series 2003 A, 5.5% 3/1/14 (Pre-Refunded to 3/1/13 @ 100) (c)	$ 2,000,000	$ 2,186,080
Series A:
5% 11/15/09	650,000	668,233
5% 11/15/12	1,485,000	1,566,586
5% 11/15/14	1,000,000	1,067,750
6% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (c)	1,945,000	2,073,059
6% 9/1/12 (Escrowed to Maturity) (c)	1,500,000	1,658,355
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (c)	2,500,000	2,527,825
Series Q:
5.25% 8/15/10 (Escrowed to Maturity) (c)	2,195,000	2,218,640
5.375% 8/15/26 (Escrowed to Maturity) (c)	2,450,000	2,477,269
6% 8/15/08 (Escrowed to Maturity) (c)	1,130,000	1,143,108
6% 8/15/10 (Escrowed to Maturity) (c)	1,265,000	1,279,674
Series R, 5.375% 8/15/16 (Escrowed to Maturity) (c)	2,500,000	2,527,825
(MidMichigan Health Obligated Group Prog.) Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,148,640
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	3,000,000	3,185,040
(Saint John Hosp. & Med. Ctr. Proj.) Series A, 6% 5/15/09 (Escrowed to Maturity) (c)	1,710,000	1,785,633
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (c)	570,000	601,219
(Sparrow Hosp. Obligated Group Proj.):
5.5% 11/15/21	1,435,000	1,528,634
5.625% 11/15/31	4,500,000	4,764,510
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	1,535,000	1,659,335
Michigan Muni. Bond Auth. Rev.:
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	7,300,000	7,716,976
(Local Govt. Ln. Prog.):
Series A, 4.75% 12/1/09 (FGIC Insured)	6,000,000	6,001,620
Series CA, 0% 6/15/13 (FSA Insured)	3,850,000	3,015,744
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,110,496
7.5% 11/1/09 (AMBAC Insured)	15,000	15,044
5% 10/1/23	5,000,000	5,216,200
5.375% 10/1/19	2,005,000	2,159,164
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Exempt Facilities Rev. (Waste Mgmt., Inc. Proj.) 3.75%, tender 8/1/07 (a)(b)	$ 3,000,000	$ 2,997,060
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.):
Series A, 5.55% 9/1/29 (MBIA Insured) (b)	1,000,000	1,051,030
Series BB:
7% 7/15/08 (MBIA Insured)	2,200,000	2,290,948
7% 5/1/21 (AMBAC Insured)	8,520,000	11,035,360
Michigan Trunk Line:
Series A:
0% 10/1/11 (AMBAC Insured)	3,630,000	3,051,850
5.5% 11/1/16	3,000,000	3,382,950
5.25% 11/1/15 (FGIC Insured)	5,000,000	5,530,050
5.25% 10/1/16 (FSA Insured)	3,000,000	3,226,080
Mona Shores School District 6.75% 5/1/10 (FGIC Insured)	2,220,000	2,412,985
Montague Pub. School District:
5.5% 5/1/16	430,000	461,915
5.5% 5/1/16 (Pre-Refunded to 11/1/11 @ 100) (c)	575,000	619,177
5.5% 5/1/17	430,000	461,351
5.5% 5/1/17 (Pre-Refunded to 11/1/11 @ 100) (c)	575,000	619,177
5.5% 5/1/19	430,000	460,977
5.5% 5/1/19 (Pre-Refunded to 11/1/11 @ 100) (c)	660,000	710,708
Morenci Area Schools 5.25% 5/1/21 (Pre-Refunded to 5/1/12 @ 100) (c)	1,410,000	1,511,591
Mount Clemens Cmnty. School District:
0% 5/1/17 (Pre-Refunded to 5/1/07 @ 50.529) (c)	5,000,000	2,519,550
5.5% 5/1/16 (Pre-Refunded to 11/1/11 @ 100) (c)	1,000,000	1,076,830
New Haven Cmnty. Schools 5.25% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (c)	1,175,000	1,267,179
New Lothrop Area Pub. Schools Gen. Oblig. 5% 5/1/35 (FSA Insured)	1,000,000	1,053,390
North Kent Swr. Auth.:
5% 11/1/19 (MBIA Insured)	420,000	453,474
5% 11/1/20 (MBIA Insured)	490,000	527,838
5% 11/1/22 (MBIA Insured)	1,645,000	1,763,917
5% 11/1/23 (MBIA Insured)	1,290,000	1,381,139
Northville Pub. Schools:
Series II:
5% 5/1/15 (FSA Insured)	1,525,000	1,652,292
5% 5/1/16 (FSA Insured)	1,475,000	1,574,843
5% 5/1/17 (FSA Insured)	3,675,000	3,927,877
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Northwestern Michigan Cmnty. College Impt.:
5.5% 4/1/14 (FGIC Insured)	$ 285,000	$ 297,449
5.5% 4/1/15 (FGIC Insured)	170,000	177,426
Okemos Pub. School District:
0% 5/1/12 (MBIA Insured)	2,500,000	2,058,050
0% 5/1/13 (MBIA Insured)	1,700,000	1,342,048
Ovid-Elsie Area Schools Counties of Clinton, Shawassee, Saginaw and Gratiot 5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (c)	1,515,000	1,614,929
Petoskey Pub. School District:
5% 5/1/14 (MBIA Insured)	1,430,000	1,531,873
5% 5/1/16 (MBIA Insured)	1,945,000	2,090,544
Plainwell Cmnty. School District:
5% 5/1/15 (FSA Insured)	1,030,000	1,112,256
5% 5/1/16 (FSA Insured)	1,025,000	1,105,381
5.5% 5/1/14	1,000,000	1,091,480
5.5% 5/1/16 (Pre-Refunded to 11/1/12 @ 100) (c)	1,000,000	1,089,900
Port Huron Area School District County of Saint Clair:
0% 5/1/08 (Liquidity Facility Michigan School Bond Ln. Fund)	1,975,000	1,898,469
5.25% 5/1/16 (Pre-Refunded to 11/1/12 @ 100) (c)	1,175,000	1,267,179
5.25% 5/1/17 (Pre-Refunded to 11/1/12 @ 100) (c)	2,125,000	2,291,706
5.25% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (c)	2,175,000	2,345,629
Riverview Cmnty. School District:
5% 5/1/14	905,000	972,377
5% 5/1/15	955,000	1,024,868
5% 5/1/17	1,000,000	1,064,870
5% 5/1/18	1,000,000	1,062,960
Rochester Cmnty. School District:
Series II, 5.5% 5/1/16 (Pre-Refunded to 11/1/11 @ 100) (c)	1,125,000	1,211,434
5% 5/1/19 (MBIA Insured)	1,000,000	1,096,000
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series M, 5.25% 11/15/31 (MBIA Insured)	2,000,000	2,088,020
Saginaw Valley State Univ. Rev. 5% 7/1/37 (FSA Insured)	2,880,000	3,045,398
Saint Clair County Gen. Oblig.:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,468,637
5% 4/1/19 (AMBAC Insured)	1,475,000	1,564,179
Saint Joseph School District 5.5% 5/1/18 (Pre-Refunded to 11/1/11 @ 100) (c)	1,065,000	1,146,824
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
South Haven Pub. Schools:
5% 5/1/21 (Pre-Refunded to 5/1/13 @ 100) (c)	$ 1,450,000	$ 1,550,862
5% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (c)	1,350,000	1,443,906
South Lyon Cmnty. Schools (School Bldg. and Site Prog.) 5.25% 5/1/15 (FGIC Insured)	1,000,000	1,078,450
South Redford School District 5% 5/1/16 (MBIA Insured)	1,125,000	1,205,156
Southfield Pub. Schools:
Series A:
5.25% 5/1/17 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,102,613
5.25% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,101,465
5.25% 5/1/19 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,100,891
5.25% 5/1/20 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025,000	1,100,891
Series B:
5.125% 5/1/16 (FSA Insured)	2,780,000	2,994,060
5.25% 5/1/25 (FSA Insured)	6,500,000	6,987,890
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities 5% 10/1/21 (MBIA Insured)	1,735,000	1,827,250
Troy School District:
5% 5/1/15	2,135,000	2,291,197
5% 5/1/15 (MBIA Insured)	1,000,000	1,083,470
5% 5/1/16 (MBIA Insured)	1,000,000	1,087,350
Utica Cmnty. Schools:
5% 5/1/15 (MBIA Insured)	1,000,000	1,083,470
5% 5/1/16 (MBIA Insured)	2,000,000	2,174,700
5% 5/1/17	3,000,000	3,189,690
5.25% 5/1/15 (Pre-Refunded to 5/1/13 @ 100) (c)	725,000	785,211
5.375% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (c)	2,250,000	2,452,028
5.5% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (c)	1,000,000	1,096,530
Waverly Cmnty. School District:
5% 5/1/17 (FSA Insured)	3,090,000	3,327,868
5.75% 5/1/14 (Pre-Refunded to 5/1/10 @ 100) (c)	1,000,000	1,060,530
5.75% 5/1/16 (Pre-Refunded to 5/1/10 @ 100) (c)	1,000,000	1,060,530
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (MBIA Insured)	1,000,000	1,086,090
West Ottawa Pub. School District 5.25% 5/1/10 (FGIC Insured)	850,000	850,995
Western Michigan Univ. Rev. 5% 11/15/35 (FGIC Insured)	5,435,000	5,712,022
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Whitehall District Schools 5.5% 5/1/15 (Pre-Refunded to 11/1/11 @ 100) (c)	$ 1,000,000	$ 1,075,960
Williamston Cmnty. Schools Gen. Oblig. 5% 5/1/18 (FGIC Insured)	1,000,000	1,069,110
Willow Run Cmnty. Schools County of Washtenaw:
5% 5/1/17 (FSA Insured)	1,875,000	2,004,581
5.5% 5/1/16 (Pre-Refunded to 5/1/11 @ 100) (c)	1,630,000	1,742,535
Woodhaven-Brownstown School District County of Wayne:
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (c)	1,710,000	1,843,021
5.375% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (c)	1,875,000	2,020,856
Wyandotte City School District 5.375% 5/1/20 (Pre-Refunded to 5/1/12 @ 100) (c)	1,050,000	1,131,680
Wyandotte Elec. Rev.:
5.375% 10/1/14 (MBIA Insured)	3,485,000	3,605,023
5.375% 10/1/15 (MBIA Insured)	1,670,000	1,727,515
Wyoming Sewage Disp. Sys. Rev. 5% 6/1/30 (MBIA Insured)	4,000,000	4,233,040
Zeeland Pub. Schools:
5% 5/1/16 (FGIC Insured)	2,035,000	2,196,050
5% 5/1/17 (FGIC Insured)	1,500,000	1,615,470
5.25% 5/1/16 (MBIA Insured)	1,050,000	1,140,258
		559,998,789
Puerto Rico - 1.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Y, 5% 7/1/36 (Pre-Refunded to 7/1/16 @ 100) (c)	2,500,000	2,735,900
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series L, 5.25% 7/1/41 (CIFG North America Insured)	2,500,000	2,908,475
Series N, 5.25% 7/1/39 (FGIC Insured)	2,500,000	2,912,050
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,138,570
		9,694,995
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (b)	$ 1,400,000	$ 1,401,456
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $558,282,561)	572,866,690
NET OTHER ASSETS - 1.8%	10,256,341
NET ASSETS - 100%	583,123,031
Swap Agreements
	Expiration Date	Notional Amount
Interest Rate Swaps
Receive quarterly a floating rate based on BMA Municipal SWAP Index and pay quarterly a fixed rate equal to 4.125% with Citibank	August 2037	$ 3,500,000	(63,273)
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $558,211,363. Net unrealized appreciation aggregated $14,655,327, of which $16,454,700 related to appreciated investment securities and $1,799,373 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Minnesota
Municipal Income Fund

March 31, 2007

1.814649.102

MNF-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Guam - 0.5%
Guam Ed. Fing. Foundation Series A, 5% 10/1/23	$ 1,000,000	$ 1,051,690
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	425,000	454,848
		1,506,538
Minnesota - 96.0%
Anoka-Hennepin Independent School District #11:
Series 2004 B, 5% 2/1/20	1,880,000	1,970,052
Series A, 5.75% 2/1/20 (Pre-Refunded to 2/1/10 @ 100) (b)	3,950,000	4,166,184
Brainerd Independent School District #181 Series A:
5.375% 2/1/16 (FGIC Insured)	3,285,000	3,545,271
5.375% 2/1/17 (FGIC Insured)	4,100,000	4,422,793
5.375% 2/1/19 (FGIC Insured)	2,200,000	2,365,506
Brooklyn Ctr. Independent School District #286 5.1% 2/1/31 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (b)	6,000,000	6,349,380
Cambridge Independent School District #911 Gen. Oblig. (Minnesota School District Prog.) Series C, 5% 4/1/14 (MBIA Insured)	1,200,000	1,292,268
Centennial Independent School District #12 Series A, 5% 2/1/19 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (b)	480,000	502,992
Chaska Elec. Rev. (Generating Facilities Proj.) Series A:
5.25% 10/1/20	2,000,000	2,172,500
5.25% 10/1/25	1,955,000	2,097,461
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Benedictine Health Sys. Saint Mary's) 5.25% 2/15/28	2,350,000	2,458,594
Elk River Independent School District #728 Series A, 5% 2/1/17 (Pre-Refunded to 8/1/14 @ 100) (b)	2,000,000	2,148,280
Hopkins Independent School District #270:
5% 2/1/16 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (b)	1,350,000	1,422,698
5.125% 2/1/17 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (b)	1,015,000	1,075,210
Jackson County Central Independent School District #2895 5% 2/1/21 (Pre-Refunded to 2/1/12 @ 100) (b)	1,220,000	1,285,697
Lake Superior Independent School District #381 Series A:
5% 4/1/15 (Pre-Refunded to 4/1/13 @ 100) (b)	1,970,000	2,094,228
5% 4/1/16 (Pre-Refunded to 4/1/13 @ 100) (b)	2,065,000	2,195,219
5% 4/1/17 (Pre-Refunded to 4/1/13 @ 100) (b)	2,165,000	2,301,525
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Lake Superior Independent School District #381 Series A: - continued
5% 4/1/18 (Pre-Refunded to 4/1/13 @ 100) (b)	$ 1,260,000	$ 1,339,456
Lakeville Independent School District #194 Series A, 5% 2/1/22 (FGIC Insured) (Pre-Refunded to 2/1/13 @ 100) (b)	1,000,000	1,061,410
Mankato Independent School District #77 Series A, 5% 2/1/12 (FSA Insured)	1,000,000	1,024,640
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(HealthPartners Oblig. Group Proj.):
5.875% 12/1/29	800,000	855,040
6% 12/1/19	2,915,000	3,206,179
(HealthSpan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	4,500,000	4,502,070
Minneapolis & Saint Paul Metropolitan Arpts. Commission Series 13, 5.25% 1/1/11 (a)	2,840,000	2,933,720
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2001 C, 5.5% 1/1/16 (Pre-Refunded to 1/1/11 @ 100) (b)	2,500,000	2,662,050
Series 2005 C, 5% 1/1/31 (FGIC Insured)	2,090,000	2,192,347
Series A, 5% 1/1/35 (AMBAC Insured)	8,500,000	8,893,465
Series B:
5.25% 1/1/11 (AMBAC Insured) (a)	3,475,000	3,545,855
5.4% 1/1/09 (FGIC Insured) (a)	1,375,000	1,413,294
5.625% 1/1/13 (FGIC Insured) (a)	1,000,000	1,038,920
Minneapolis Art Ctr. Facilities Rev. (Walker Art Ctr. Proj.) 5.125% 7/1/21	1,250,000	1,305,775
Minneapolis Cmnty. Dev. Agcy. Tax Increment Rev. (Cap. Appreciation) 0% 9/1/08 (MBIA Insured)	4,600,000	4,370,920
Minneapolis Gen. Oblig. (Sports Arena Proj.) 5.125% 10/1/20	2,565,000	2,601,013
Minneapolis Health Care Sys. Rev.:
(Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/18	2,655,000	2,915,323
(Fairview Health Care Sys. Proj.):
Series B, 5% 5/15/09 (MBIA Insured)	3,180,000	3,264,493
Series D, 5% 11/15/34 (AMBAC Insured)	5,120,000	5,398,118
Minneapolis Spl. School District #1:
Series A, 5% 2/1/17 (FSA Insured)	2,000,000	2,134,320
5% 2/1/15 (MBIA Insured)	1,020,000	1,076,671
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis Spl. School District #1 Ctfs. of Prtn. 5.5% 2/1/21 (MBIA Insured) (Pre-Refunded to 2/1/09 @ 100) (b)	$ 1,305,000	$ 1,346,473
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series A, 6.375% 11/15/29	90,000	98,858
Minnesota Gen. Oblig.:
(Duluth Arpt. Proj.) Series B, 6.25% 8/1/14 (a)	900,000	901,872
5% 8/1/16	3,500,000	3,716,160
5% 8/1/18	10,775,000	11,501,552
5% 11/1/24	9,155,000	9,729,476
5.25% 8/1/13	545,000	564,364
5.5% 6/1/17	2,150,000	2,268,186
Minnesota Higher Ed. Facilities Auth. Rev.:
(Hamline Univ. Proj.) Series 5B, 5.95% 10/1/19	600,000	625,890
(Macalester College Proj.) Series 6P:
5% 3/1/21	2,315,000	2,483,162
5% 3/1/22	2,535,000	2,712,754
(Saint John's Univ. Proj.) 5% 10/1/08	1,000,000	1,018,550
(Saint Olaf College Proj.) Series 6O, 5% 10/1/15	1,000,000	1,072,140
(Univ. of Saint Thomas Proj.) Series 6I, 5% 4/1/23	1,000,000	1,060,930
Minnesota Muni. Pwr. Agcy. Elec. Rev. 5.25% 10/1/21	8,450,000	9,128,366
Minnesota Retirement Sys. Bldg. Rev.:
5.55% 6/1/14	590,000	624,025
5.6% 6/1/15	615,000	649,495
5.65% 6/1/16	625,000	662,131
5.7% 6/1/17	900,000	952,038
5.75% 6/1/18	975,000	1,032,515
5.75% 6/1/19	1,050,000	1,111,625
5.8% 6/1/20	1,000,000	1,059,860
5.875% 6/1/22	2,425,000	2,574,041
Minnesota State Colleges & Univs. Board of Trustees Rev. Series A, 5% 10/1/18 (MBIA Insured)	1,465,000	1,583,841
Mounds View Independent School District #621 Series 2000 A, 5.375% 2/1/24 (Pre-Refunded to 2/1/11 @ 100) (b)	3,000,000	3,177,540
North Saint Paul-Maplewood-Oakdale Independent School District 622 Series B:
5% 2/1/17 (FSA Insured)	1,525,000	1,664,644
5% 8/1/17 (FSA Insured)	1,575,000	1,719,223
Northeast Metropolitan Intermediate School District #916 Ctfs. of Prtn. 5% 1/1/13	1,000,000	1,054,990
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
5.25% 1/1/13 (FSA Insured)	1,000,000	1,045,140
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.: - continued
5.375% 1/1/14 (FSA Insured)	$ 8,400,000	$ 8,793,792
Northfield Hosp. Rev.:
5.375% 11/1/26	1,000,000	1,066,530
5.5% 11/1/16	1,025,000	1,118,111
Osseo Independent School District #279:
(School Bldg. Proj.):
Series 2000 A, 5.25% 2/1/21 (Pre-Refunded to 8/1/10 @ 100) (b)	2,625,000	2,751,893
Series A:
5.75% 2/1/11 (Pre-Refunded to 8/1/10 @ 100) (b)	2,420,000	2,575,291
5.75% 2/1/12 (Pre-Refunded to 8/1/10 @ 100) (b)	3,100,000	3,294,928
Series A, 5.25% 2/1/14 (FSA Insured)	2,100,000	2,244,438
Series B, 5% 2/1/13	2,000,000	2,067,400
Owatonna Pub. Utils. Commission Pub. Utils. Rev.:
5% 1/1/11 (AMBAC Insured)	720,000	754,697
5% 1/1/13 (AMBAC Insured)	800,000	852,880
5% 1/1/15 (AMBAC Insured)	715,000	760,360
Prior Lake Independent School District #719 Series 2000, 5.5% 2/1/15 (FSA Insured) (Pre-Refunded to 2/1/10 @ 100) (b)	900,000	943,515
Ramsey County Gen. Oblig. Series A, 5% 2/1/18	1,530,000	1,630,812
Robbinsdale Independent School District #281:
5% 2/1/16 (FSA Insured)	2,410,000	2,539,538
5% 2/1/16 (Pre-Refunded to 2/1/12 @ 100) (b)	1,015,000	1,069,658
5% 2/1/17 (FSA Insured)	2,535,000	2,665,553
5% 2/1/18 (FSA Insured)	2,520,000	2,645,244
Rochester Elec. Util. Rev. Series 2007 C:
4.5% 12/1/23 (MBIA Insured)	2,000,000	2,034,400
5% 12/1/30	2,000,000	2,127,480
Rochester Health Care Facilities Rev.:
(Mayo Foundation Proj.):
Series A, 5.5% 11/15/27	4,755,000	4,884,574
5% 11/15/36	2,000,000	2,089,200
(Mayo Foundation/Mayo Med. Ctr. Proj.) Series I, 5.9% 11/15/09	1,000,000	1,054,540
Roseville Independent School District #623 (School District Cr. Enhancement Prog.) Series A, 5% 2/1/15 (FSA Insured)	400,000	418,224
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A:
5.75% 5/1/26 (FSA Insured)	$ 7,020,000	$ 7,461,347
5.875% 5/1/30 (FSA Insured)	4,000,000	4,265,840
6.25% 5/1/20 (FSA Insured)	2,760,000	2,976,494
Saint Cloud Hosp. Facilities Rev. (Saint Cloud Hosp. Proj.) Series B, 5% 7/1/20 (AMBAC Insured)	1,000,000	1,008,200
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Services Proj.) Series B, 5.5% 7/1/25	2,000,000	2,143,980
Saint Michael Independent School District #885 5% 2/1/27 (Pre-Refunded to 2/1/12 @ 100) (b)	5,500,000	5,796,175
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(HealthPartners Oblig. Group Proj.):
5% 5/15/16	300,000	315,453
5.25% 5/15/17	325,000	347,240
5.25% 5/15/36	1,000,000	1,047,620
(Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	1,270,138
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (Healtheast Proj.) 6% 11/15/30	2,000,000	2,213,180
Saint Paul Independent School District #625:
Series 2000 A, 5.5% 2/1/21 (Pre-Refunded to 2/1/10 @ 100) (b)	1,060,000	1,110,965
Series A, 5% 2/1/17 (FSA Insured)	220,000	233,431
Series B:
5% 2/1/16 (FSA Insured)	1,025,000	1,106,088
5% 2/1/17 (FSA Insured)	1,300,000	1,398,293
5% 2/1/18 (FSA Insured)	395,000	418,269
Series C, 5% 2/1/21	1,000,000	1,047,010
Saint Paul Port Auth. 5% 3/1/37	1,500,000	1,585,170
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	2,000,000	2,091,140
(Regions Hosp. Package Proj.) Series 1:
5% 8/1/12	410,000	419,848
5% 8/1/13	430,000	441,571
5% 8/1/14	455,000	466,926
5% 8/1/15	480,000	493,666
5% 8/1/16	500,000	514,165
Series 2003 11, 5.25% 12/1/20	3,000,000	3,218,970
Series 2003 12:
5.125% 12/1/27	5,000,000	5,277,800
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Paul Port Auth. Lease Rev.: - continued
Series 2003 12:
5.25% 12/1/18	$ 3,685,000	$ 3,958,427
Shakopee Health Care Facilities Rev. (Saint Francis Reg'l. Med. Ctr. Proj.) 5.25% 9/1/34	2,520,000	2,637,835
South Washington County Independent School District #833 Series A:
5.4% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (b)	3,925,000	4,104,373
5.5% 2/1/19 (Pre-Refunded to 2/1/10 @ 100) (b)	1,000,000	1,048,080
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation):
Series 1994 A, 0% 1/1/21 (MBIA Insured)	14,670,000	8,142,877
Series A, 0% 1/1/19 (MBIA Insured)	5,210,000	3,172,421
Series 2002 A, 5% 1/1/12 (AMBAC Insured)	2,660,000	2,817,286
Series A:
5.25% 1/1/15 (AMBAC Insured)	1,000,000	1,097,100
5.25% 1/1/16 (AMBAC Insured)	4,360,000	4,816,012
Spring Lake Park Independent School District #16:
Series A, 5% 2/1/29 (FSA Insured)	4,000,000	4,242,800
Series B:
5% 2/1/15 (MBIA Insured)	2,085,000	2,220,129
5% 2/1/16 (MBIA Insured)	2,230,000	2,372,140
5% 2/1/17 (MBIA Insured)	2,400,000	2,546,520
Suburban Hennepin Reg'l. Park District 5% 2/1/12	1,000,000	1,024,290
Univ. of Minnesota Spl. Purp. Rev. 5% 8/1/29	4,000,000	4,250,920
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. 5.25% 10/1/25	440,000	456,469
Washington County Gen. Oblig. 5.5% 2/1/21 (Pre-Refunded to 2/1/10 @ 100) (b)	1,450,000	1,519,716
Watertown Independent School District #111 Series A, 5% 2/1/22 (FSA Insured)	1,495,000	1,596,615
Wayzata Independent School District #284 Series B, 5% 2/1/16 (FSA Insured)	1,005,000	1,084,506
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series A:
5% 1/1/16 (FSA Insured)	1,000,000	1,086,160
5% 1/1/30 (MBIA Insured)	3,000,000	3,130,470
6.375% 1/1/16 (Escrowed to Maturity) (b)	1,220,000	1,350,259
		326,468,220
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 1.7%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (b)	$ 845,000	$ 905,274
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series HH, 5.25% 7/1/29 (FSA Insured)	3,700,000	3,901,687
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	1,000,000	1,054,800
		5,861,761
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (a)	800,000	800,832
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $326,750,357)	334,637,351
NET OTHER ASSETS - 1.6%	5,470,671
NET ASSETS - 100%	$ 340,108,022
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(b) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $326,640,772. Net unrealized appreciation aggregated $7,996,579, of which $8,395,126 related to appreciated investment securities and $398,547 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Municipal Income Fund

March 31, 2007

1.815010.102

HIY-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Alabama Pub. School & College Auth. Rev. Series 1999 C, 5.75% 7/1/18	$ 2,000	$ 2,114
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	2,700	2,753
Jefferson County Ltd. Oblig. School Warrants Series A, 5.5% 1/1/22	5,500	5,942
		10,809
Arizona - 0.6%
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/15 (FSA Insured)	1,815	1,954
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Sr. Series A1, 5.9% 5/1/24 (g)	2,000	2,112
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) 4.375%, tender 12/1/10 (d)(g)	5,500	5,586
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series A, 7% 12/1/16 (Escrowed to Maturity) (h)	2,000	2,423
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
5% 7/1/20 (MBIA Insured)	5,000	5,355
5% 7/1/29 (MBIA Insured)	2,000	2,120
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31 (Pre-Refunded to 12/1/11 @ 101) (h)	3,250	3,552
Tucson Gen. Oblig. Series 2002, 5% 7/1/10	2,585	2,689
Univ. of Arizona Univ. Revs. Series 2005 A:
5% 6/1/18 (AMBAC Insured)	1,225	1,319
5% 6/1/31 (AMBAC Insured)	2,000	2,117
		29,227
Arkansas - 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	6,500	6,776
North Little Rock Elec. Rev. Series A, 6.5% 7/1/10 (MBIA Insured)	3,165	3,297
		10,073
California - 14.8%
ABC Unified School District 0% 8/1/28 (FGIC Insured)	3,925	1,523
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	2,431
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A, 5.5% 5/1/15 (AMBAC Insured)	8,800	9,595
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery Series A, 5% 7/1/15 (MBIA Insured)	$ 11,700	$ 12,650
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.):
0% 10/1/16 (MBIA Insured)	2,140	1,468
0% 10/1/17 (MBIA Insured)	2,050	1,343
0% 10/1/18 (MBIA Insured)	1,675	1,047
0% 10/1/22 (MBIA Insured)	5,000	2,575
California Gen. Oblig.:
Series 1999, 5.75% 12/1/12 (FGIC Insured)	5,000	5,327
Series 2006, 5.75% 12/1/24	325	343
5% 3/1/15	7,000	7,529
5% 8/1/19 (c)	34,110	36,599
5% 8/1/20 (c)	15,000	16,044
5% 6/1/27 (AMBAC Insured)	4,100	4,321
5% 9/1/27	10,500	11,080
5% 2/1/31 (MBIA Insured)	4,500	4,694
5% 9/1/31	11,200	11,783
5% 12/1/31 (MBIA Insured)	9,300	9,749
5% 9/1/32	11,995	12,620
5% 8/1/33	9,725	10,181
5% 9/1/33	20,200	21,252
5% 8/1/35	17,750	18,573
5% 9/1/35	27,200	28,595
5.125% 9/1/12	2,000	2,087
5.125% 11/1/24	4,300	4,554
5.125% 2/1/26	2,500	2,633
5.25% 2/1/14	7,600	8,227
5.25% 2/1/15	10,000	10,790
5.25% 2/1/15	8,300	8,956
5.25% 2/1/16	4,300	4,637
5.25% 2/1/19	5,620	6,028
5.25% 2/1/20	2,000	2,140
5.25% 2/1/24	4,000	4,256
5.25% 2/1/27 (MBIA Insured)	3,700	3,934
5.25% 4/1/27	2,200	2,355
5.25% 2/1/28	8,500	9,020
5.25% 11/1/28	4,485	4,769
5.25% 4/1/29	1,300	1,390
5.25% 2/1/33	16,300	17,201
5.25% 12/1/33	15,900	17,003
5.25% 4/1/34	15,600	16,661
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.5% 4/1/28	$ 655	$ 719
5.5% 4/1/30	705	773
5.5% 11/1/33	39,600	43,075
5.625% 5/1/20	555	588
California Health Facilities Fing. Auth. Rev. (Cedars-Sinai Med. Ctr. Proj.):
5% 11/15/09	400	412
5% 11/15/13	1,000	1,066
California Hsg. Fin. Agcy. Home Mtg. Rev. Series 1983 A, 0% 2/1/15	187	100
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A1, 4.7%, tender 4/1/12 (d)(g)	1,000	1,012
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	14,000	14,896
(Various California State Univ. Projs.) Series A, 5.25% 12/1/13	5,000	5,006
Series 2005 H:
5% 6/1/16	6,000	6,418
5% 6/1/17	5,000	5,331
5% 6/1/18	10,300	10,944
Series 2005 J, 5% 1/1/17	6,000	6,420
Series B:
5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,707
5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	3,094
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (d)	5,000	5,077
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	3,500	3,493
(Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (d)(h)	4,000	3,996
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5% 6/1/35 (MBIA Insured)	4,400	4,647
Encinitas Union School District:
0% 8/1/20 (MBIA Insured)	3,500	1,991
0% 8/1/21 (MBIA Insured)	2,810	1,521
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	5,070	5,189
0% 1/15/27 (a)	2,500	2,324
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.: - continued
5% 1/15/16 (MBIA Insured)	$ 2,800	$ 2,927
5.75% 1/15/40	6,300	6,600
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21 (Pre-Refunded to 6/1/13 @ 100) (h)	2,255	2,262
6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (h)	10,340	12,062
Series A, 5% 6/1/45	35,695	36,807
Series A1, 5% 6/1/33	3,005	2,971
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.):
5% 9/1/18 (AMBAC Insured)	1,000	1,074
5% 9/1/19 (AMBAC Insured)	2,545	2,723
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A1, 5% 7/1/35 (FSA Insured)	4,000	4,226
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	5,000	5,160
Series A, 5.125% 7/1/41 (MBIA Insured)	9,985	10,363
Los Angeles Unified School District:
Series A, 5.5% 7/1/15 (MBIA Insured)	6,155	6,763
Series F, 5% 7/1/18 (FSA Insured)	10,000	10,638
Metropolitan Wtr. District Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	5,970	6,317
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (h)	2,240	2,519
Monrovia Unified School District Series B, 0% 8/1/29 (FGIC Insured)	4,525	1,694
North City West School Facilities Fing. Auth. Spl. Tax Subseries C, 5% 9/1/19 (AMBAC Insured)	3,015	3,289
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	2,795	2,934
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	3,340	3,340
San Diego Unified School District (Election of 1998 Proj.) Series E2, 5.5% 7/1/25 (FSA Insured)	10,000	11,686
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series A, 5% 11/1/32 (MBIA Insured)	2,700	2,817
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (FGIC Insured)	5,430	2,316
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series A, 5% 7/1/36 (AMBAC Insured)	$ 5,000	$ 5,223
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	4,475	4,800
Union Elementary School District:
Series A, 0% 9/1/19 (FGIC Insured)	1,750	1,047
Series B, 0% 9/1/22 (FGIC Insured)	1,500	775
Univ. of California Revs.:
(Ltd. Proj.) Series B, 5% 5/15/20 (FSA Insured)	2,200	2,347
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/15 (AMBAC Insured)	2,990	3,256
5.5% 5/15/16 (AMBAC Insured)	3,155	3,457
5.5% 5/15/17 (AMBAC Insured)	3,325	3,635
5.5% 5/15/19 (AMBAC Insured)	3,700	4,027
5.5% 5/15/22 (AMBAC Insured)	1,000	1,084
5.5% 5/15/23 (AMBAC Insured)	1,025	1,110
Series B:
5.5% 5/15/15 (AMBAC Insured)	5,105	5,688
5.5% 5/15/16 (AMBAC Insured)	6,500	7,243
5.5% 5/15/17 (AMBAC Insured)	6,860	7,644
Series K:
5% 5/15/17 (MBIA Insured) (c)	2,815	3,053
5% 5/15/20 (MBIA Insured) (c)	10,000	10,699
5% 5/15/22 (c)	1,000	1,059
5% 5/15/19 (MBIA Insured) (c)	5,170	5,551
Val Verde Unified School District Ctfs. of Prtn. Series B, 5% 1/1/30 (FGIC Insured)	2,200	2,315
		703,263
Colorado - 2.3%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series B, 5% 11/1/17 (MBIA Insured)	2,475	2,672
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (h)	32,610	17,099
Colorado Health Facilities Auth. Rev. Series 2001:
6.5% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (h)	5,040	5,687
6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (h)	2,700	3,061
Colorado Springs Arpt. Rev. Series C:
0% 1/1/09 (MBIA Insured)	1,655	1,549
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Springs Arpt. Rev. Series C: - continued
0% 1/1/10 (MBIA Insured)	$ 1,500	$ 1,346
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	33,385	35,617
Dawson Ridge Metropolitan District #1:
Series 1992 A, 0% 10/1/22 (Escrowed to Maturity) (h)	32,490	16,580
Series 1992 B, 0% 10/1/17 (Escrowed to Maturity) (h)	7,900	5,097
Denver Health & Hosp. Auth. Health Care Rev. Series A, 6.25% 12/1/33	2,000	2,204
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,500	1,691
5.75% 12/15/22 (FGIC Insured)	1,000	1,124
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (Pre-Refunded to 9/1/10 @ 102) (h)	10,000	10,854
Series B, 0% 9/1/15 (MBIA Insured)	3,600	2,549
Northwest Pkwy Pub. Hwy. Auth. Sr. Series A:
5.5% 6/15/15 (AMBAC Insured)	1,000	1,087
5.5% 6/15/19 (AMBAC Insured)	1,000	1,085
		109,302
District Of Columbia - 1.1%
District of Columbia Gen. Oblig.:
Series 2005 A, 5.25% 6/1/27 (MBIA Insured)	13,200	13,509
Series B, 0% 6/1/12 (MBIA Insured)	8,800	7,149
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	12,600	13,281
(Georgetown Univ. Proj.) Series A:
5.95% 4/1/14 (MBIA Insured)	2,000	2,082
6% 4/1/18 (MBIA Insured)	13,835	14,410
		50,431
Florida - 2.7%
Boynton Beach Util. Sys. Rev. 5.5% 11/1/19 (FGIC Insured)	3,300	3,785
Brevard County School Board Ctfs. of Prtn. Series B:
5% 7/1/24 (AMBAC Insured)	1,365	1,447
5% 7/1/25 (AMBAC Insured)	3,540	3,749
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County School Board Ctfs. of Prtn.:
Series A, 5% 7/1/17 (FGIC Insured)	$ 1,000	$ 1,079
5% 7/1/19 (FGIC Insured)	3,700	3,976
City of Marco Island 5% 10/1/33 (MBIA Insured)	2,200	2,297
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	4,200	4,560
Florida Board of Ed. Cap. Outlay Series B, 5.5% 6/1/15 (FGIC Insured)	3,655	3,988
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.) Series A, 5% 7/1/33	1,495	1,567
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 06G:
5% 11/15/16	1,050	1,119
5.125% 11/15/18	1,000	1,064
Series A, 5% 11/15/17	1,200	1,261
3.95%, tender 9/1/12 (d)	14,445	14,354
Series 06G, 5.125% 11/15/17	2,845	3,044
Jacksonville Elec. Auth. Rev. (Third Installment Proj.) Series 73, 6.8% 7/1/12 (Escrowed to Maturity) (h)	2,140	2,301
JEA Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA Insured)	10,800	11,292
Miami Health Facilities Auth. Systems Rev. Series C, 5.125% 11/15/24	1,450	1,516
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 5% 10/1/37 (FGIC Insured)	6,000	6,267
Miami-Dade County Edl. Facilities Auth. Rev. Series A, 5.75% 4/1/29 (AMBAC Insured)	5,000	5,312
Miami-Dade County Expressway Auth. Series B, 5.25% 7/1/25 (FGIC Insured)	2,200	2,378
Miami-Dade County Gen. Oblig. (Bldg. Better Communities Prog.) 5% 7/1/35 (FGIC Insured)	1,565	1,647
Miami-Dade County School Board Ctfs. of Prtn.:
Series A:
5% 8/1/18 (AMBAC Insured) (c)	4,000	4,258
5% 8/1/20 (AMBAC Insured) (c)	2,500	2,644
5% 8/1/21 (AMBAC Insured) (c)	5,095	5,376
5% 8/1/22 (AMBAC Insured) (c)	3,325	3,500
5%, tender 5/1/11 (MBIA Insured) (d)	3,600	3,760
Miami-Dade County School District 5% 2/15/15 (MBIA Insured)	8,790	9,495
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (h)	$ 2,000	$ 2,208
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/09 (AMBAC Insured) (g)	8,090	8,430
Seminole County School Board Ctfs. of Prtn. Series A:
5% 7/1/16 (MBIA Insured)	1,645	1,770
5% 7/1/20 (MBIA Insured)	1,745	1,858
South Broward Hosp. District Rev. 5.625% 5/1/32 (Pre-Refunded to 5/1/12 @ 101) (h)	2,630	2,890
Tallahassee Energy Sys. Rev. 5% 10/1/35 (MBIA Insured)	3,065	3,230
Tampa Wtr. & Swr. Rev. 6% 10/1/17 (FSA Insured)	1,000	1,179
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A, 5% 10/1/35 (FGIC Insured)	1,000	1,041
		129,642
Georgia - 3.1%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	38,395	40,420
5% 11/1/43 (FSA Insured)	57,750	60,605
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	12,100	13,063
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	4,665	2,508
Fulton County Wtr. & Swr. Rev. 6.375% 1/1/14 (FGIC Insured)	140	155
Gainesville & Hall County Hosp. Auth. Rev. Anticipation Ctfs. (Northeast Georgia Health Sys., Inc. Proj.) 5.5% 5/15/31	4,500	4,681
Georgia Gen. Oblig. Series B, 5% 5/1/22	11,065	11,631
Richmond County Dev. Auth. Rev.:
(Southern Care Corp. Facility Proj.) Series A, 0% 12/1/21 (Escrowed to Maturity) (h)	5,615	2,997
Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	2,200	1,174
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	17,000	9,117
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,658
		148,009
Hawaii - 0.5%
Hawaii Arpt. Sys. Rev.:
Series 2000 A, 5.75% 7/1/21 (FGIC Insured)	2,640	2,817
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii Arpt. Sys. Rev.: - continued
Series 2000 B, 8% 7/1/11 (FGIC Insured) (g)	$ 9,250	$ 10,719
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B:
5% 7/1/12 (MBIA Insured) (g)	1,690	1,775
5% 7/1/13 (MBIA Insured) (g)	1,000	1,056
5% 7/1/14 (MBIA Insured) (g)	1,140	1,210
5% 7/1/15 (MBIA Insured) (g)	1,430	1,523
5.25% 7/1/18 (MBIA Insured) (g)	3,205	3,465
		22,565
Illinois - 12.9%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (FGIC Insured)	1,810	995
0% 1/1/22 (FGIC Insured)	1,950	1,021
Chicago Board of Ed. Series A, 0% 12/1/16 (FGIC Insured)	3,200	2,158
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/14 (FGIC Insured)	17,000	12,991
0% 1/1/15 (FGIC Insured)	20,000	14,574
0% 1/1/26 (FGIC Insured)	16,000	6,974
0% 1/1/30 (FGIC Insured)	18,670	6,756
(Neighborhoods Alive 21 Prog.):
5% 1/1/28 (AMBAC Insured)	2,000	2,088
5% 1/1/33 (AMBAC Insured)	3,510	3,663
5% 1/1/43 (AMBAC Insured)	4,855	5,029
Series 2000 D, 5.5% 1/1/35 (FGIC Insured)	15,000	15,748
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	2,500	2,668
Series A:
5% 1/1/34 (FSA Insured)	10,600	11,086
5% 1/1/41 (Pre-Refunded to 1/1/15 @ 100) (h)	1,300	1,363
5% 1/1/42 (AMBAC Insured)	18,955	19,544
5.25% 1/1/22 (MBIA Insured)	2,085	2,222
5.25% 1/1/33 (MBIA Insured)	8,115	8,490
5.25% 1/1/33 (Pre-Refunded to 1/1/11 @ 101) (h)	185	197
5.5% 1/1/38 (MBIA Insured)	5,620	5,976
5.5% 1/1/38 (Pre-Refunded to 1/1/11 @ 101) (h)	210	225
Series C:
5% 1/1/35 (MBIA Insured)	5,700	5,958
5.7% 1/1/30 (FGIC Insured)	5,760	6,127
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
5.5% 1/1/40 (FGIC Insured)	$ 5,520	$ 5,831
Chicago Midway Arpt. Rev. Series B:
5.25% 1/1/13 (MBIA Insured) (g)	2,910	2,941
5.25% 1/1/14 (MBIA Insured) (g)	3,060	3,093
6% 1/1/08 (MBIA Insured) (g)	2,170	2,196
6% 1/1/10 (MBIA Insured) (g)	2,435	2,464
6.125% 1/1/11 (MBIA Insured) (g)	2,580	2,611
Chicago Motor Fuel Tax Rev. Series A:
5% 1/1/33 (AMBAC Insured)	3,810	3,954
5.25% 1/1/19 (AMBAC Insured)	1,780	1,914
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (g)	10,000	10,526
Series A:
5.5% 1/1/16 (AMBAC Insured) (g)	10,770	10,993
5.6% 1/1/10 (AMBAC Insured)	4,500	4,548
6.25% 1/1/09 (AMBAC Insured) (g)	6,040	6,172
Series B:
5.25% 1/1/14 (FGIC Insured)	2,000	2,167
5.75% 1/1/30 (AMBAC Insured)	13,420	14,397
Chicago Park District Series A:
5.25% 1/1/18 (FGIC Insured)	4,690	5,043
5.25% 1/1/19 (FGIC Insured)	3,000	3,219
5.25% 1/1/20 (FGIC Insured)	2,195	2,351
5.5% 1/1/19 (FGIC Insured)	475	503
5.5% 1/1/20 (FGIC Insured)	490	519
Chicago Spl. Trans. Rev. Series 2001:
5.25% 1/1/31 (Pre-Refunded to 1/1/27 @ 100) (h)	11,670	12,402
5.5% 1/1/17 (Escrowed to Maturity) (h)	1,135	1,204
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/20 (AMBAC Insured)	7,000	7,509
5% 6/1/21 (AMBAC Insured)	2,600	2,783
Chicago Wtr. Rev. 0% 11/1/16 (AMBAC Insured)	7,555	5,089
Cicero Gen. Oblig. 5.25% 12/1/26 (MBIA Insured)	3,010	3,218
Cook County Gen. Oblig.:
Series B:
5% 11/15/15 (MBIA Insured) (c)	2,500	2,688
5% 11/15/17 (MBIA Insured) (c)	4,180	4,521
5% 11/15/19 (MBIA Insured) (c)	2,600	2,794
5.25% 11/15/26 (MBIA Insured)	2,500	2,698
5.25% 11/15/28 (MBIA Insured)	1,400	1,509
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.: - continued
Series C, 5% 11/15/25 (AMBAC Insured)	$ 8,400	$ 8,792
DuPage County Forest Preserve District Rev. 0% 11/1/17	6,665	4,272
Evanston Gen. Oblig. Series C:
5.25% 1/1/16	1,000	1,066
5.25% 1/1/22	2,000	2,126
Franklin Park Village Cook County Gen. Oblig. Series B:
5% 7/1/17 (AMBAC Insured)	1,380	1,468
5% 7/1/18 (AMBAC Insured)	1,450	1,538
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (d)(g)	5,600	5,582
Hodgkins Tax Increment Rev. 5% 1/1/11	2,075	2,149
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	2,742
Illinois Dev. Fin. Auth. Retirement 0% 7/15/23 (Escrowed to Maturity) (h)	24,975	12,316
Illinois Dev. Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/17	2,800	3,065
(Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	5,826
5.5% 9/1/19	4,405	4,784
Illinois Edl. Facilities Auth. Revs.:
(Northwestern Univ. Proj.) 5% 12/1/38	5,740	5,953
(Univ. of Chicago Proj.):
Series 2005 A:
5.25% 7/1/41	755	794
5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (h)	305	326
Series A, 5.125% 7/1/38	1,585	1,618
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	3,860	3,942
Illinois Fin. Auth. Rev. (Newman Foundation, Inc. Proj.) 5% 2/1/37	10,000	10,305
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	2,260	2,415
5.25% 12/1/20 (FSA Insured)	2,000	2,133
5.375% 12/1/14 (FSA Insured)	5,000	5,416
5.375% 7/1/15 (MBIA Insured)	3,700	3,974
5.5% 4/1/16 (FSA Insured)	1,300	1,398
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
First Series:
5.5% 8/1/16 (MBIA Insured)	$ 13,000	$ 14,056
5.5% 8/1/17 (MBIA Insured)	7,500	8,098
5.5% 2/1/18 (FGIC Insured)	1,000	1,072
5.5% 8/1/18 (MBIA Insured)	5,000	5,396
5.75% 12/1/18 (MBIA Insured)	1,200	1,280
Series 2006, 5.5% 1/1/31	3,000	3,603
5.5% 4/1/17 (MBIA Insured)	7,065	7,406
5.6% 4/1/21 (MBIA Insured)	7,500	7,870
5.7% 4/1/16 (MBIA Insured)	7,350	7,750
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
6.5% 5/15/30	9,000	9,536
7% 5/15/22	5,000	5,422
(Lake Forest Hosp. Proj.):
Series A, 6.25% 7/1/22	4,200	4,607
6% 7/1/33	3,775	4,054
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,360
7% 4/1/14	1,500	1,749
(Riverside Health Sys. Proj.) 6.85% 11/15/29 (Pre-Refunded to 11/15/10 @ 101) (h)	5,025	5,605
(Swedish American Hosp. Proj.) 6.875% 11/15/30 (Pre-Refunded to 5/15/10 @ 101) (h)	6,965	7,591
6.75% 2/15/15 (Escrowed to Maturity) (h)	1,000	1,089
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	5,910
Illinois Sales Tax Rev. 6% 6/15/20	4,600	4,899
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (FSA Insured)	17,300	18,241
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville:
0% 12/1/17 (AMBAC Insured)	3,700	2,368
6.5% 1/1/20 (AMBAC Insured)	7,865	9,741
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (FGIC Insured)	7,240	4,419
Lake County Warren Township High School District #121, Gurnee Series C:
5.5% 3/1/24 (AMBAC Insured)	2,945	3,249
5.625% 3/1/21 (AMBAC Insured)	2,505	2,795
5.75% 3/1/19 (AMBAC Insured)	2,240	2,532
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	$ 26,420	$ 28,927
Series 2002 B, 0% 6/15/20 (MBIA Insured) (a)	2,000	1,702
Series A:
0% 6/15/11 (Escrowed to Maturity) (h)	6,000	5,121
0% 6/15/15 (FGIC Insured)	15,000	10,764
0% 6/15/19 (FGIC Insured)	3,225	1,936
0% 6/15/19 (MBIA Insured)	2,935	1,761
0% 6/15/20 (FGIC Insured)	3,470	1,992
5.25% 12/15/10 (AMBAC Insured)	12,950	13,119
6.65% 6/15/12 (FGIC Insured)	250	251
Series 2002:
0% 6/15/13 (Escrowed to Maturity) (h)	4,155	3,269
0% 6/15/13 (FGIC Insured)	5,575	4,375
Series A:
0% 12/15/19 (MBIA Insured)	2,115	1,242
5% 12/15/28 (MBIA Insured)	2,000	2,082
Moline Gen. Oblig. Series A, 5.5% 2/1/17 (FGIC Insured)	1,000	1,080
Univ. of Illinois Auxiliary Facilities Sys. Rev.:
Series A, 0% 4/1/21 (MBIA Insured)	4,965	2,715
0% 4/1/17 (MBIA Insured)	16,270	10,730
0% 4/1/20 (MBIA Insured)	8,000	4,586
Will County Cmnty. Unit School District #365, Valley View 0% 11/1/17 (FSA Insured)	3,200	2,055
		613,115
Indiana - 2.3%
Avon 2000 Cmnty. School Bldg. Corp. 5% 7/15/17 (FSA Insured)	2,835	3,052
Clark-Pleasant 2004 School Bldg. Corp.:
5.25% 7/15/23 (FSA Insured)	1,545	1,658
5.25% 7/15/25 (FSA Insured)	1,720	1,841
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (MBIA Insured)	7,480	4,084
Franklin Township Independent School Bldg. Corp., Marion County:
5% 7/15/24 (MBIA Insured)	1,365	1,447
5.25% 7/15/17 (MBIA Insured)	1,885	2,062
GCS School Bldg. Corp. One 5% 7/15/22 (FSA Insured)	1,545	1,637
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Hammond School Bldg. Corp. 5% 7/15/16 (MBIA Insured)	$ 1,845	$ 1,984
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	17,800	22,096
Indiana Bond Bank Series B:
5% 2/1/19 (MBIA Insured)	1,940	2,051
5% 2/1/20 (MBIA Insured)	1,635	1,725
Indiana Dev. Fin. Auth. Rev. 5.95% 8/1/30 (g)	7,350	7,639
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (d)(g)	3,000	3,053
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series B:
5% 2/15/14	1,060	1,119
5% 2/15/15	1,500	1,589
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Columbus Reg'l. Hosp. Proj.) 7% 8/15/15 (FSA Insured)	2,500	2,857
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (FGIC Insured)	2,500	2,627
Indiana Trans. Fin. Auth. Hwy.:
Series 1993 A, 0% 6/1/18 (AMBAC Insured)	1,700	1,060
Series A, 0% 6/1/16 (AMBAC Insured)	6,470	4,426
Indianapolis Arpt. Auth. Rev. Series A, 5.6% 7/1/15 (FGIC Insured)	1,000	1,015
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (g)	1,525	1,626
5% 1/1/17 (AMBAC Insured) (g)	1,700	1,813
5.25% 1/1/14 (AMBAC Insured) (g)	2,675	2,874
Petersburg Poll. Cont. Rev.:
(Indianapolis Pwr. & Lt. Co. Proj.) 5.9% 12/1/24 (g)	10,000	10,668
5.95% 12/1/29 (g)	2,000	2,133
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/17 (Pre-Refunded to 7/15/15 @ 100) (h)	1,375	1,515
5.25% 1/15/29 (Pre-Refunded to 7/15/15 @ 100) (h)	1,265	1,394
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	4,400	4,474
South Harrison School Bldg. Corp. Series A:
5.25% 7/15/22 (FSA Insured)	2,820	3,061
5.5% 7/15/21 (FSA Insured)	2,675	2,963
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Southmont School Bldg. Corp. 5% 7/15/15 (FGIC Insured)	$ 2,000	$ 2,122
Westfield Washington Multi-School Bldg. Corp. Series A:
5% 7/15/15 (FSA Insured)	1,360	1,468
5% 7/15/18 (FSA Insured)	1,500	1,598
Zionsville Cmnty. Schools Bldg. 5% 7/15/20 (FSA Insured)	1,945	2,114
		108,845
Iowa - 0.4%
Iowa Fin. Auth. Hosp. Facilities Rev.:
6.625% 2/15/12 (Pre-Refunded to 2/15/10 @ 101) (h)	2,000	2,176
6.75% 2/15/13 (Pre-Refunded to 2/15/10 @ 101) (h)	1,000	1,091
6.75% 2/15/14 (Pre-Refunded to 2/15/10 @ 101) (h)	1,280	1,397
6.75% 2/15/15 (Pre-Refunded to 2/15/10 @ 101) (h)	1,000	1,091
6.75% 2/15/17 (Pre-Refunded to 2/15/10 @ 101) (h)	1,000	1,091
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (h)	10,000	10,562
		17,408
Kansas - 0.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (d)	7,800	7,834
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	4,500	4,876
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,200	1,400
6% 8/1/25 (XL Cap. Assurance, Inc. Insured)	1,100	1,272
6% 8/1/27 (XL Cap. Assurance, Inc. Insured)	1,235	1,426
		16,808
Kentucky - 0.7%
Jefferson County Cap. Projs. Corp. Rev. (Lease Prog.) Series A, 0% 8/15/11	5,250	4,377
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured)	15,750	16,945
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2001 A:
5.25% 7/1/09 (FSA Insured) (g)	$ 1,545	$ 1,593
5.5% 7/1/10 (FSA Insured) (g)	3,800	3,993
Owensboro Elec. Lt. & Pwr. Rev. Series B, 0% 1/1/10 (AMBAC Insured)	7,440	6,683
		33,591
Louisiana - 1.1%
Louisiana Gas & Fuel Tax Rev. Series A:
4.75% 5/1/39 (FSA Insured)	7,900	8,069
5.375% 6/1/20 (AMBAC Insured)	3,000	3,200
Louisiana Gen. Oblig. Series 2003 A, 5% 5/1/20 (FGIC Insured)	1,500	1,576
Louisiana Pub. Facilities Auth. Rev. (Archdiocese of New Orleans Proj.):
5% 7/1/20 (CIFG North America Insured)	1,000	1,063
5% 7/1/21 (CIFG North America Insured)	1,000	1,061
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	8,625	6,158
New Orleans Gen. Oblig.:
0% 9/1/09 (AMBAC Insured)	16,500	15,027
0% 9/1/11 (AMBAC Insured)	3,080	2,573
0% 9/1/13 (AMBAC Insured)	3,350	2,565
0% 9/1/14 (AMBAC Insured)	3,165	2,311
5% 12/1/29 (MBIA Insured)	4,690	4,925
Tobacco Settlement Fing. Corp. Series 2001 B, 5.875% 5/15/39	1,000	1,072
		49,600
Maine - 0.1%
Maine Tpk. Auth. Tpk. Rev. 5.25% 7/1/30 (FSA Insured)	3,000	3,222
Maryland - 0.3%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	6,000	6,456
Maryland Econ. Dev. Corp. (Univ. of Maryland, Baltimore County Student Hsg. Proj.):
5% 6/1/14 (CIFG North America Insured)	1,020	1,099
5% 6/1/16 (CIFG North America Insured)	1,000	1,086
5% 6/1/19 (CIFG North America Insured)	1,500	1,614
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (h)	1,605	1,735
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (h)	$ 995	$ 1,076
(Johns Hopkins Health Sys. Proj.) Series B, 5% 5/15/35	2,700	2,838
		15,904
Massachusetts - 6.6%
Massachusetts Bay Trans. Auth.:
Series 2000 A, 5.25% 7/1/30	1,465	1,528
Series B, 6.2% 3/1/16	3,800	4,317
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.:
Series A Issue E, 4.9% 7/1/13 (AMBAC Insured) (g)	2,505	2,548
Series B Issue E:
5.95% 7/1/07 (AMBAC Insured) (g)	325	326
6.05% 7/1/08 (AMBAC Insured) (g)	340	341
6.15% 7/1/10 (AMBAC Insured) (g)	140	140
6.25% 7/1/11 (AMBAC Insured) (g)	80	80
6.3% 7/1/12 (AMBAC Insured) (g)	80	80
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	10,000	10,673
5.75% 6/15/12	5,000	5,322
5.75% 6/15/13	5,000	5,354
Massachusetts Gen. Oblig.:
Series 6D, 5% 8/1/22	1,465	1,565
Series D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (h)	14,000	15,200
Series E:
5% 11/1/22 (AMBAC Insured)	14,500	15,560
5% 11/1/23 (AMBAC Insured)	12,500	13,383
5% 11/1/24 (AMBAC Insured)	13,700	14,646
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (i)	3,685	3,693
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	1,770	1,875
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	3,800	3,802
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	11,930	12,503
(Tufts Univ. Proj.) Series I, 5.5% 2/15/36	10,000	10,579
(Wellesley College Proj.) Series F, 5.125% 7/1/39	5,710	5,878
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/08	$ 5,000	$ 4,760
0% 8/1/09	21,800	19,846
0% 8/1/10	2,000	1,748
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series A, 5% 7/1/10 (Escrowed to Maturity) (h)	3,010	3,028
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (g)	2,000	2,120
5.5% 1/1/14 (AMBAC Insured) (g)	2,540	2,684
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
4.5% 8/15/35	16,000	15,948
5% 8/15/23 (FSA Insured)	29,965	31,835
5% 8/15/26 (FSA Insured)	10,000	10,581
5% 8/15/30 (FSA Insured)	30,000	31,633
5% 8/15/37 (AMBAC Insured)	15,900	16,863
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1999 A, 5.25% 1/1/29 (AMBAC Insured)	14,400	14,863
Sr. Series A, 5.125% 1/1/23 (MBIA Insured)	7,950	8,116
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	8,370	8,746
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	90	93
Route 3 North Trans. Impt. Assoc. Lease Rev. 5.75% 6/15/16 (MBIA Insured)	4,850	5,142
Springfield Gen. Oblig. 5% 8/1/19 (MBIA Insured)	7,015	7,502
		314,901
Michigan - 1.2%
Carman-Ainsworth Cmnty. School District 5% 5/1/18 (FSA Insured)	2,175	2,325
Detroit Swr. Disp. Rev. Series B, 5% 7/1/36 (FGIC Insured)	20,700	21,794
Detroit Wtr. Supply Sys. Rev.:
5.25% 7/1/14 (MBIA Insured)	1,600	1,747
5.25% 7/1/15 (MBIA Insured)	2,380	2,615
5.25% 7/1/16 (MBIA Insured)	1,685	1,860
Ferris State Univ. Rev. 5% 10/1/20 (MBIA Insured)	3,165	3,341
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Fowlerville Cmnty. School District 5.25% 5/1/17 (FGIC Insured)	$ 1,425	$ 1,544
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (h)	1,460	1,551
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Mercy Health Svcs. Proj.):
Series Q, 5.375% 8/15/26 (Escrowed to Maturity) (h)	4,750	4,803
Series W, 5.25% 8/15/27 (Escrowed to Maturity) (h)	4,000	4,061
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (h)	420	443
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	2,000	2,162
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series M, 5.25% 11/15/31 (MBIA Insured)	7,000	7,308
6.25% 1/1/09	400	416
Troy School District 5% 5/1/17 (MBIA Insured)	2,000	2,170
		58,140
Minnesota - 1.1%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Health Partners Oblig. Group Proj.) 6% 12/1/18	1,000	1,099
(HealthSpan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	9,700	9,704
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series A, 5% 1/1/35 (AMBAC Insured)	4,000	4,185
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/23	6,000	6,579
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series A, 6.375% 11/15/29	375	412
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	8,500	9,065
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Healthpartners Oblig. Group Proj.):
5.25% 5/15/18	1,650	1,755
5.25% 5/15/23	2,000	2,118
(HealthPartners Oblig. Group Proj.) 5.25% 5/15/36	4,250	4,452
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (Healtheast Proj.) 6% 11/15/30	2,000	2,213
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Paul Port Auth. Lease Rev. Series 2003 11:
5.25% 12/1/18	$ 1,710	$ 1,837
5.25% 12/1/19	2,850	3,063
Spring Lake Park Independent School District #16 Series A, 5% 2/1/29 (FSA Insured)	5,525	5,860
Waconia Independent School District #110 Series A, 5% 2/1/15 (FSA Insured)	555	580
		52,922
Mississippi - 0.1%
Hinds County Rev. (Mississippi Methodist Hosp. & Rehabilitation Proj.) 5.6% 5/1/12 (AMBAC Insured)	3,515	3,633
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/14	2,500	2,630
		6,263
Missouri - 0.6%
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	2,125	2,448
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.):
Series 2002 B, 5.5% 7/1/17	1,780	1,944
Series 2003 A:
5.125% 1/1/19	5,000	5,331
5.25% 1/1/18	1,280	1,376
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Washington Univ. Proj.) Series A, 5% 1/15/37	12,100	12,869
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series C, 5.5% 3/1/16 (g)	85	85
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (c)(g)	3,500	3,729
		27,782
Montana - 0.4%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (d)	10,755	11,018
Montana Board of Invt. (Payroll Tax Workers Compensation Prog.):
Series 1996:
6.875% 6/1/20 (Escrowed to Maturity) (h)	1,255	1,310
6.875% 6/1/20 (Escrowed to Maturity) (h)	3,870	4,040
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Montana - continued
Montana Board of Invt. (Payroll Tax Workers Compensation Prog.): - continued
Series 1996:
6.875% 6/1/20 (Escrowed to Maturity) (h)	$ 2,005	$ 2,093
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	2,000	2,106
		20,567
Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.):
3.908% 12/1/10 (d)	2,500	2,508
4.098% 12/1/17 (d)	7,900	7,919
Omaha Pub. Pwr. District Elec. Rev. Series A:
5% 2/1/34	6,900	7,203
5% 2/1/46	10,000	10,362
		27,992
Nevada - 0.6%
Clark County Arpt. Rev. Series C:
5.375% 7/1/17 (AMBAC Insured) (g)	4,310	4,602
5.375% 7/1/19 (AMBAC Insured) (g)	1,100	1,170
5.375% 7/1/21 (AMBAC Insured) (g)	1,600	1,697
Henderson Health Care Facility Rev. (Catholic Healthcare West Proj.) Series 2005 B, 5% 7/1/08	2,700	2,737
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	6,285	6,735
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/12 (FSA Insured)	4,605	3,748
0% 7/1/13 (FSA Insured)	4,590	3,574
0% 7/1/14 (FSA Insured)	3,000	2,234
		26,497
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(g)	6,100	6,014
New Jersey - 2.7%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	5,100	5,800
New Jersey Econ. Dev. Auth. Rev. Series 2005 O:
5.125% 3/1/28	6,000	6,374
5.125% 3/1/30	5,000	5,298
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev. Series 2005 O: - continued
5.25% 3/1/21 (MBIA Insured)	$ 2,800	$ 3,033
5.25% 3/1/23	4,500	4,840
5.25% 3/1/25	9,900	10,627
5.25% 3/1/26	11,305	12,128
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	6,200	6,571
New Jersey Trans. Trust Fund Auth. Series B, 5.5% 12/15/21 (MBIA Insured)	5,000	5,785
North Hudson Swr. Auth. Swr. Rev. Series A:
5.25% 8/1/18 (FGIC Insured)	3,235	3,461
5.25% 8/1/19 (FGIC Insured)	2,735	2,924
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (h)	13,995	14,043
5.75% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (h)	8,780	9,398
6.125% 6/1/24 (Pre-Refunded to 6/1/13 @ 100) (h)	24,850	26,640
6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (h)	6,300	7,146
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	5,560	6,139
		130,207
New Mexico - 0.4%
Albuquerque Arpt. Rev.:
6.7% 7/1/18 (AMBAC Insured) (g)	2,500	2,565
6.75% 7/1/09 (AMBAC Insured) (g)	1,150	1,217
6.75% 7/1/10 (AMBAC Insured) (g)	1,700	1,837
6.75% 7/1/12 (AMBAC Insured) (g)	1,935	2,169
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (g)	5,000	5,105
Univ. of New Mexico Univ. Revs. Series A, 6% 6/1/21	5,340	6,164
		19,057
New York - 14.0%
Erie County Indl. Dev. Agcy. School Facility Rev.:
(Buffalo City School District Proj.):
Series 2004:
5.75% 5/1/21 (FSA Insured)	3,845	4,278
5.75% 5/1/23 (FSA Insured)	3,000	3,334
5.75% 5/1/24 (FSA Insured)	3,000	3,332
5.75% 5/1/25 (FSA Insured)	3,400	3,774
5.75% 5/1/26 (FSA Insured)	5,200	5,769
5.75% 5/1/15 (FSA Insured)	2,300	2,590
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Erie County Indl. Dev. Agcy. School Facility Rev.: - continued
(Buffalo City School District Proj.):
5.75% 5/1/16 (FSA Insured)	$ 13,120	$ 14,720
5.75% 5/1/18 (FSA Insured)	14,720	16,428
5.75% 5/1/20 (FSA Insured)	8,000	8,912
5.75% 5/1/22 (FSA Insured)	1,000	1,112
(City of Buffalo Proj.):
Series 2003:
5.75% 5/1/21 (FSA Insured)	1,575	1,713
5.75% 5/1/23 (FSA Insured)	1,750	1,900
5.75% 5/1/14 (FSA Insured)	3,500	3,873
5.75% 5/1/15 (FSA Insured)	7,870	8,695
5.75% 5/1/18 (FSA Insured)	3,460	3,765
Hudson Yards Infrastructure Corp.:
4.5% 2/15/47 (MBIA Insured)	12,900	12,711
5% 2/15/47	22,600	23,656
Long Island Pwr. Auth. N.Y. Elec. Sys. Rev.:
Series B, 5% 12/1/35	2,000	2,103
Series C, 5% 9/1/35	4,000	4,211
5% 12/1/25 (FGIC Insured)	5,000	5,317
5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	2,600	2,753
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,800	4,134
Series B, 5.5% 7/1/19 (MBIA Insured)	2,000	2,169
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	420	457
Series 2002 C, 5.5% 8/1/13	5,000	5,435
Series 2003 A, 5.5% 8/1/20 (MBIA Insured)	8,000	8,716
Series 2005 G:
5% 8/1/14	2,400	2,573
5% 8/1/15	1,500	1,614
5.25% 8/1/16	3,525	3,871
Series A, 5.25% 11/1/14 (MBIA Insured)	1,850	1,988
Series B, 5.75% 8/1/14	2,000	2,185
Series G, 5.25% 8/1/14 (AMBAC Insured)	2,500	2,661
Series J, 5.5% 6/1/19	5,195	5,631
Subseries 2005 F1, 5% 9/1/15	4,000	4,307
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (g)	1,285	1,300
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	$ 3,900	$ 4,209
(Yankee Stadium Proj.):
5% 3/1/31 (FGIC Insured)	5,325	5,653
5% 3/1/36 (MBIA Insured)	5,240	5,550
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/09 (g)	3,100	3,150
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	3,300	3,466
Series 2005 D, 5% 6/15/37	2,800	2,940
Series A, 5.125% 6/15/34 (MBIA Insured)	13,800	14,495
Series B, 5.125% 6/15/31	8,045	8,380
Series D:
5% 6/15/38	3,100	3,255
5% 6/15/39	3,540	3,714
Series E, 5% 6/15/34	11,120	11,569
Series G, 5.125% 6/15/32	2,000	2,084
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	6,000	6,310
New York Local Govt. Assistance Corp. Series C, 5.5% 4/1/17	22,015	24,682
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/09	4,370	4,521
5.75% 7/1/13	8,750	9,476
Series C, 7.5% 7/1/10 (FGIC Insured)	17,590	18,620
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11 (MBIA Insured)	3,370	3,470
(New York Univ. Hosp. Ctr. Proj.) Series A, 5% 7/1/16	1,000	1,047
(State Univ. Edl. Facilities Proj.) Series A:
5.25% 5/15/15 (MBIA Insured)	12,400	13,571
5.875% 5/15/17 (FGIC Insured)	6,865	8,014
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14 (Escrowed to Maturity) (h)	690	887
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	3,000	3,298
Series A, 5% 7/1/15	3,000	3,135
5% 7/1/14	1,895	1,966
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Proj.) 5% 6/15/34	$ 3,800	$ 3,999
Series F:
4.875% 6/15/18	4,205	4,299
4.875% 6/15/20	8,500	8,682
5% 6/15/15	3,015	3,092
New York State Med. Care Facilities Fin. Agcy. Rev. (Homeowner Mtg. Prog.) Series E, 6.2% 2/15/15	1,140	1,147
New York State Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27 (FSA Insured)	12,500	13,605
Series G, 5% 1/1/32 (FSA Insured)	2,900	3,064
New York State Urban Dev. Corp. Rev. Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	14,360	16,595
New York Transitional Fin. Auth. Rev.:
Series 2003 D, 5% 2/1/31	3,500	3,652
Series 2004 C, 5% 2/1/33 (FGIC Insured)	5,000	5,265
Series A:
5.5% 11/1/26 (b)	5,000	5,369
6% 11/1/28 (b)	7,775	8,494
Series B:
5% 8/1/32	14,715	15,395
5.25% 8/1/19	2,000	2,157
5.25% 2/1/29 (b)	13,000	13,698
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (h)	130	139
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/18 (Escrowed to Maturity) (h)	40	53
7.5% 3/1/18 (MBIA Insured)	460	604
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	10,500	11,396
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Co. Proj.) 5% 1/1/36 (XL Cap. Assurance, Inc. Insured) (g)	19,765	20,584
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (h)	7,515	7,973
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	5,645	6,017
5.25% 6/1/22 (AMBAC Insured)	3,850	4,102
5.5% 6/1/14	7,500	7,772
5.5% 6/1/15	37,645	39,542
5.5% 6/1/17	4,100	4,348
5.5% 6/1/18 (MBIA Insured)	2,000	2,160
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series A1:
5.5% 6/1/19	$ 2,300	$ 2,494
Series C1:
5.5% 6/1/14	9,900	10,249
5.5% 6/1/15	11,700	12,283
5.5% 6/1/16	3,820	4,060
5.5% 6/1/17	11,500	12,195
5.5% 6/1/18	12,000	12,860
5.5% 6/1/19	10,800	11,713
5.5% 6/1/20	2,700	2,924
5.5% 6/1/22	10,115	10,918
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	4,675	4,934
Series 2005 A, 5.125% 1/1/22	4,000	4,198
Series A, 5% 1/1/32 (MBIA Insured)	470	489
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (h)	2,000	2,275
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (h)	4,000	4,612
Series SR, 5.5% 1/1/12 (Escrowed to Maturity) (h)	9,495	9,879
		668,735
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (g)	3,400	3,479
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (g)	10,275	11,627
		15,106
North Carolina - 2.5%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/20 (MBIA Insured)	1,800	1,941
Dare County Ctfs. of Prtn.:
5.25% 6/1/17 (AMBAC Insured)	1,620	1,751
5.25% 6/1/18 (AMBAC Insured)	1,620	1,745
5.25% 6/1/19 (AMBAC Insured)	1,540	1,658
5.25% 6/1/22 (AMBAC Insured)	1,620	1,740
5.25% 6/1/23 (AMBAC Insured)	1,620	1,731
North Carolina Cap. Facilities Fin. Agcy. Rev.:
(Duke Univ. Proj.) Series A, 5.125% 10/1/41	1,195	1,239
Series 2006B, 4.75% 7/1/42	5,000	5,127
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	$ 3,600	$ 3,901
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A:
5.5% 1/1/11	8,700	9,186
5.75% 1/1/26	4,000	4,181
Series B, 7% 1/1/08	10,060	10,289
Series C, 5.25% 1/1/09	2,500	2,558
Series D:
5.375% 1/1/10	4,525	4,699
6.7% 1/1/19	5,000	5,401
6.75% 1/1/26	7,000	7,567
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A:
5% 2/1/19	2,945	3,105
5% 2/1/20	1,500	1,579
North Carolina Med. Care Cmnty. Health:
(Memorial Mission Hosp. Proj.) 5% 10/1/21	5,690	6,053
5% 10/1/20	225	240
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series A:
5.125% 1/1/15 (MBIA Insured)	6,860	7,005
5.125% 1/1/17 (MBIA Insured)	15,350	15,674
5.125% 1/1/17 (MBIA Insured)	16,000	16,483
Univ. of North Carolina at Chapel Hill Rev. Series A, 4.75% 12/1/34	5,000	5,150
		120,003
North Dakota - 0.7%
Mercer County Poll. Cont. Rev. (Antelope Valley Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13 (AMBAC Insured)	26,000	29,230
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5.125% 7/1/19	2,765	2,911
5.25% 7/1/15	1,300	1,391
		33,532
Ohio - 0.8%
Cleveland Parking Facilities Rev. 5.25% 9/15/18 (FSA Insured)	2,000	2,241
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/08	1,225	1,243
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	$ 4,905	$ 5,295
6% 12/1/19 (Escrowed to Maturity) (h)	5,095	5,493
6% 12/1/26 (Escrowed to Maturity) (h)	10,000	10,771
Ohio Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.85%, tender 11/1/07 (d)(g)	5,000	5,019
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/30	1,005	1,085
6.375% 11/15/30 (Pre-Refunded to 11/15/10 @ 101) (h)	1,995	2,196
Univ. of Cincinnati Ctfs. of Prtn. 5.125% 6/1/28 (MBIA Insured)	3,750	3,877
		37,220
Oklahoma - 1.0%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (h)	2,080	1,743
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.25% 10/1/29 (FGIC Insured)	4,000	4,339
5.5% 10/1/22 (FGIC Insured)	2,845	3,139
5.5% 10/1/23 (FGIC Insured)	3,005	3,309
5.5% 10/1/24 (FGIC Insured)	3,175	3,491
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 6% 2/15/29	15,000	15,764
Oklahoma Inds. Auth. Rev. (Health Sys. Oblig. Group Proj.) Series A, 5.75% 8/15/29 (MBIA Insured)	11,420	11,996
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,789
		45,570
Oregon - 0.3%
Clackamas County School District #62C, Oregon City Series 2004, 5% 6/15/19 (FSA Insured)	3,395	3,607
Clackamas County School District #7J:
5.25% 6/1/23 (FSA Insured)	2,000	2,265
5.25% 6/1/24 (FSA Insured)	2,605	2,954
Port Morrow Poll. Cont. Rev. (Pacific Northwest Proj.) Series A:
8% 7/15/07	430	435
8% 7/15/08	480	486
8% 7/15/09	540	546
8% 7/15/10	605	611
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Port Morrow Poll. Cont. Rev. (Pacific Northwest Proj.) Series A: - continued
8% 7/15/11	$ 385	$ 389
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	2,036
5.5% 6/15/21 (FSA Insured)	1,060	1,225
		14,554
Pennsylvania - 1.7%
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (MBIA Insured) (g)	3,000	3,187
Annville-Cleona School District:
5.5% 3/1/24 (FSA Insured)	1,350	1,492
5.5% 3/1/25 (FSA Insured)	1,400	1,545
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	3,000	3,196
Central Dauphin School District Gen. Oblig. 7% 2/1/27 (Pre-Refunded to 2/1/16 @ 100) (h)	1,000	1,235
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	4,400	4,509
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	4,800	6,165
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A:
6% 6/1/22 (AMBAC Insured)	2,000	2,396
6.1% 6/1/12 (AMBAC Insured)	3,000	3,317
6.125% 6/1/14 (AMBAC Insured)	5,230	5,954
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/13 (Escrowed to Maturity) (h)	11,455	8,895
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity) (h)	2,000	2,286
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.375% 11/1/41 (g)	8,700	9,400
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (d)(g)	5,600	5,634
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004 A, 3.95%, tender 11/1/09 (d)(g)	5,000	4,958
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Systems Proj.) Series A, 5% 8/15/16 (AMBAC Insured)	3,600	3,867
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Series 54A, 5.375% 10/1/28 (g)	$ 200	$ 202
Philadelphia Arpt. Rev. Series 1998, 5.375% 6/15/10 (FGIC Insured) (g)	4,425	4,592
Philadelphia Gas Works Rev. Series 17, 5.375% 7/1/20 (FSA Insured)	4,000	4,296
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,054
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (FGIC Insured)	3,000	3,150
		81,330
Puerto Rico - 0.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	2,300	2,535
5.75% 7/1/19 (FGIC Insured)	3,240	3,586
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (h)	745	798
Series C, 5.5% 7/1/21 (FGIC Insured)	3,000	3,471
Puerto Rico Govt. Dev. Bank:
Series B, 5% 12/1/12	5,000	5,274
Series C, 5.25% 1/1/15 (g)	5,000	5,323
		20,987
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Rev.:
(Lifespan Corp. Proj.) Series A:
5% 5/15/11	1,680	1,740
5% 5/15/13 (FSA Insured)	4,000	4,246
(Univ. of Rhode Island Univ. Revs. Proj.) Series A:
5.25% 9/15/15 (AMBAC Insured)	1,725	1,873
5.25% 9/15/16 (AMBAC Insured)	1,815	1,976
5.25% 9/15/18 (AMBAC Insured)	1,005	1,086
5.5% 9/15/24 (AMBAC Insured)	2,000	2,202
		13,123
South Carolina - 0.9%
Greenville County School District Installment Purp. Rev. 5% 12/1/11	3,750	3,944
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Greenwood Fifty School Facilities Installment:
5% 12/1/18	$ 3,930	$ 4,215
5% 12/1/19	2,375	2,535
Lexington County Health Svcs. District, Inc. Hosp. Rev. 6% 11/1/18	3,500	3,867
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5.25% 12/1/18	1,540	1,661
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity) (h)	1,365	1,558
Rock Hill Util. Sys. Rev. Series 2003 A:
5.375% 1/1/17 (FSA Insured)	2,100	2,271
5.375% 1/1/23 (FSA Insured)	1,025	1,104
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. 5% 4/1/24 (c)	4,000	4,173
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (h)	4,000	4,567
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2005 B, 5% 1/1/18 (MBIA Insured)	2,200	2,364
Series 2005 B, 5% 1/1/19 (MBIA Insured)	2,500	2,677
Series A, 5% 1/1/36 (MBIA Insured)	5,000	5,279
Sumter Two School Facilities, Inc. Rev. 5% 12/1/19	2,080	2,218
York County Wtr. & Swr. Rev. 5.25% 12/1/30 (MBIA Insured)	1,120	1,187
		43,620
South Dakota - 0.0%
South Dakota Lease Rev. Series A, 6.625% 9/1/12 (FSA Insured)	1,000	1,136
Tennessee - 0.8%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/12	4,500	4,757
5% 12/15/13	8,000	8,514
5% 12/15/14	3,870	4,137
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	3,310	3,597
5.75% 1/1/14 (MBIA Insured)	2,000	2,225
7.25% 1/1/10 (MBIA Insured)	2,660	2,894
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series A:
6.25% 2/15/09 (MBIA Insured) (g)	$ 1,500	$ 1,565
6.25% 2/15/10 (MBIA Insured) (g)	1,000	1,066
6.25% 2/15/11 (MBIA Insured) (g)	1,415	1,536
Series B, 6.5% 2/15/09 (MBIA Insured) (g)	500	524
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. 7.7% 1/1/12 (FGIC Insured)	5,600	6,264
		37,079
Texas - 11.8%
Abilene Independent School District:
5% 2/15/16	2,035	2,203
5% 2/15/18	2,000	2,137
5% 2/15/23	3,205	3,386
Aledo Independent School District Series A, 5.125% 2/15/33	2,775	2,928
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	1,745	1,861
Arlington Gen. Oblig. 5% 8/15/18 (FGIC Insured)	1,215	1,284
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series B, 0% 2/1/22 (AMBAC Insured)	2,900	1,523
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B:
5.75% 1/1/24	1,405	1,512
5.75% 1/1/34	1,500	1,603
Austin Independent School District 5.25% 8/1/15	2,000	2,198
Austin Util. Sys. Rev.:
0% 5/15/10 (MBIA Insured)	7,970	7,078
0% 5/15/17 (FGIC Insured)	9,200	6,031
0% 5/15/18 (FGIC Insured)	5,000	3,126
Austin Wtr. & Wastewtr. Sys. Rev.:
Series A, 5% 5/15/31 (AMBAC Insured)	4,690	4,926
5% 11/15/15 (MBIA Insured)	1,250	1,355
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev. 5.375% 5/1/20 (FSA Insured)	220	235
Birdville Independent School District:
0% 2/15/11	8,665	7,464
0% 2/15/13	13,690	10,859
Boerne Independent School District 5.25% 2/1/35	11,000	11,643
Clint Independent School District:
5.5% 8/15/19	200	216
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Clint Independent School District: - continued
5.5% 8/15/19 (Pre-Refunded to 8/15/12 @ 100) (h)	$ 855	$ 930
5.5% 8/15/20	210	227
5.5% 8/15/20 (Pre-Refunded to 8/15/12 @ 100) (h)	900	979
5.5% 8/15/21	220	238
5.5% 8/15/21 (Pre-Refunded to 8/15/12 @ 100) (h)	955	1,039
Conroe Independent School District 0% 2/15/11	1,500	1,292
Coppell Independent School District 0% 8/15/20	2,000	1,119
Corpus Christi Util. Sys. Rev.:
5.25% 7/15/18 (FSA Insured)	3,305	3,656
5.25% 7/15/19 (FSA Insured)	4,000	4,404
Corsicana Independent School District 5.125% 2/15/34	3,325	3,506
Crowley Independent School District 5.25% 8/1/33	4,000	4,324
Cypress-Fairbanks Independent School District Series A:
0% 2/15/12	20,900	17,287
0% 2/15/13	6,425	5,096
0% 2/15/14	11,475	8,720
0% 2/15/16	9,700	6,716
Dallas Area Rapid Transit Sales Tax Rev. 5% 12/1/36 (AMBAC Insured)	5,500	5,801
Dallas Fort Worth Int'l. Arpt. Rev. Series A:
5.25% 11/1/10 (MBIA Insured) (g)	2,150	2,250
5.25% 11/1/12 (MBIA Insured) (g)	5,820	6,207
Del Mar College District 5.25% 8/15/20 (FGIC Insured)	2,960	3,175
Denton County Lewisville Independent School District Series 2004, 5% 8/15/16	3,465	3,625
Denton Independent School District 5% 8/15/33	11,120	11,521
DeSoto Independent School District 0% 8/15/20	3,335	1,862
Duncanville Independent School District 5.65% 2/15/28	30	33
El Paso Independent School District 5.25% 8/15/31	2,270	2,450
Fort Worth Wtr. & Swr. Rev. 5% 2/15/16 (FSA Insured)	6,000	6,394
Frisco Independent School District:
Series C:
5% 8/15/22	2,000	2,125
5% 8/15/26	3,765	3,973
5.375% 8/15/17	2,715	2,915
Gainesville Independent School District 5.25% 2/15/36	1,900	2,045
Garland Wtr. & Swr. Rev. 5.25% 3/1/23 (AMBAC Insured)	1,315	1,399
Grand Prairie Independent School District 0% 2/15/16	3,775	2,618
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.):
5.25% 4/15/15 (MBIA Insured)	$ 1,570	$ 1,693
5.25% 4/15/16 (MBIA Insured)	1,680	1,805
5.25% 4/15/17 (MBIA Insured)	2,295	2,463
5.25% 4/15/18 (MBIA Insured)	1,915	2,050
5.25% 4/15/19 (MBIA Insured)	1,000	1,070
5.25% 4/15/20 (MBIA Insured)	1,565	1,671
Harlandale Independent School District:
Series 2005, 5.7% 8/15/30	100	106
5.5% 8/15/35	45	47
6% 8/15/16	35	37
Harris County Gen. Oblig.:
Series A, 5.25% 8/15/35 (FSA Insured)	11,400	11,935
0% 10/1/13 (MBIA Insured)	5,550	4,305
0% 10/1/14 (MBIA Insured)	11,000	8,176
0% 8/15/25 (MBIA Insured)	3,000	1,332
0% 8/15/28 (MBIA Insured)	5,000	1,924
5.375% 8/15/23 (FSA Insured)	4,200	4,499
Harris County Hosp. District Mtg. Rev.:
7.4% 2/15/10 (AMBAC Insured)	880	934
7.4% 2/15/10 (Escrowed to Maturity) (h)	295	310
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.) 5.5% 3/1/15 (FGIC Insured)	1,985	2,145
Houston Arpt. Sys. Rev.:
Series A:
5.625% 7/1/20 (FSA Insured) (g)	2,000	2,140
5.625% 7/1/21 (FSA Insured) (g)	3,350	3,580
Series B, 5.5% 7/1/30 (FSA Insured)	10,645	11,128
Houston Independent School District:
Series A, 0% 8/15/11	6,400	5,407
0% 8/15/13	9,835	7,644
Humble Independent School District:
Series 2005 B, 5.25% 2/15/22 (FGIC Insured)	1,995	2,160
0% 2/15/16	3,000	2,086
0% 2/15/17	3,480	2,307
Hurst Euless Bedford Independent School District:
0% 8/15/11	3,620	3,059
0% 8/15/12	5,105	4,141
0% 8/15/13	3,610	2,806
Katy Independent School District:
Series A, 5% 2/15/16	2,500	2,644
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Katy Independent School District: - continued
0% 8/15/11	$ 4,170	$ 3,523
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,291
Kermit Independent School District 5.25% 12/15/37	4,130	4,470
Killeen Independent School District:
5.25% 2/15/17	2,105	2,235
5.25% 2/15/18	1,325	1,408
La Joya Independent School District 5.25% 2/15/23	2,940	3,159
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	7,615	8,193
Little Elm Independent School District 5.5% 8/15/21	60	64
Lower Colorado River Auth. Rev.:
5% 5/15/31 (AMBAC Insured)	1,565	1,620
5.25% 1/1/15 (Escrowed to Maturity) (h)	6,260	6,863
5.25% 5/15/18 (AMBAC Insured)	1,875	2,016
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100) (h)	145	157
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C:
5.25% 5/15/18 (AMBAC Insured)	1,000	1,075
5.25% 5/15/19 (AMBAC Insured)	1,000	1,073
5.25% 5/15/20 (AMBAC Insured)	2,000	2,146
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) 5% 2/15/17 (FSA Insured)	2,270	2,431
Mansfield Independent School District 5.5% 2/15/18	3,855	4,144
Mesquite Independent School District 5.375% 8/15/11	395	404
Midlothian Independent School District 0% 2/15/10	1,525	1,365
Midway Independent School District 0% 8/15/19	3,600	2,112
Montgomery County Gen. Oblig.:
Series A, 5.625% 3/1/20 (FSA Insured)	495	536
Series B, 5%, tender 9/1/10 (FSA Insured) (d)	3,700	3,844
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	2,275	2,432
5.5% 8/15/25 (FGIC Insured)	1,675	1,841
North Central Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/14 (MBIA Insured)	5,215	5,794
North Forest Independent School District:
Series A, 5% 8/15/17	2,020	2,186
Series B, 5% 8/15/18 (FSA Insured)	1,470	1,586
North Texas Muni. Wtr. District Wtr. Sys. Rev. 5% 9/1/35 (MBIA Insured)	4,000	4,215
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series A, 5% 1/1/28 (AMBAC Insured)	$ 7,175	$ 7,472
Pampa Independent School District 5% 8/15/36	1,190	1,257
Pflugerville Gen. Oblig. 5.5% 8/1/22 (AMBAC Insured)	1,000	1,085
Prosper Independent School District:
5.125% 8/15/30	3,110	3,302
5.75% 8/15/29	1,250	1,362
Robstown Independent School District 5.25% 2/15/29	3,165	3,381
Rockwall Independent School District:
5.375% 2/15/19	25	27
5.375% 2/15/20	25	27
5.375% 2/15/21	30	32
Round Rock Independent School District 0% 8/15/11 (MBIA Insured)	4,300	3,645
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (d)(g)	16,000	16,385
San Antonio Elec. & Gas Sys. Rev. Series B, 0% 2/1/12 (Escrowed to Maturity) (h)	7,000	5,815
San Antonio Gen. Oblig.:
5.5% 2/1/15	1,975	2,131
5.5% 2/1/15 (Pre-Refunded to 2/1/12 @ 100) (h)	25	27
San Antonio Wtr. Sys. Rev.:
Series A, 5% 5/15/32 (FSA Insured)	1,550	1,605
6.5% 5/15/10 (Escrowed to Maturity) (h)	440	477
San Marcos Consolidated Independent School District:
5% 8/1/15	1,200	1,288
5% 8/1/17	1,175	1,254
5% 8/1/19	1,450	1,539
5% 8/1/22	1,680	1,774
5% 8/1/23	1,760	1,854
Snyder Independent School District:
5.25% 2/15/21 (AMBAC Insured)	1,035	1,127
5.25% 2/15/22 (AMBAC Insured)	1,090	1,184
5.25% 2/15/30 (AMBAC Insured)	1,750	1,883
Socorro Independent School District 5.375% 8/15/18	60	64
South San Antonio Independent School District 5% 8/15/17	1,025	1,080
Spring Branch Independent School District:
5.375% 2/1/13	1,260	1,335
5.375% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (h)	1,870	1,981
5.375% 2/1/18	1,250	1,318
5.375% 2/1/18 (Pre-Refunded to 2/1/11 @ 100) (h)	2,350	2,493
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/12 (g)	$ 6,655	$ 6,849
5.75% 8/1/26	3,320	3,579
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	5,365	3,632
Texas Pub. Fin. Auth. Bldg. Rev.:
Series 1990:
0% 2/1/12 (MBIA Insured)	4,400	3,654
0% 2/1/14 (MBIA Insured)	6,910	5,277
0% 2/1/09 (MBIA Insured)	2,000	1,868
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	37,550	40,393
5.75% 8/15/38 (AMBAC Insured)	27,550	29,966
Texas Tpk. Auth. Dallas North Tollway Rev. 0% 1/1/10 (Escrowed to Maturity) (h)	3,000	2,706
Texas Wtr. Dev. Board Rev. Series B:
5.375% 7/15/16	5,000	5,207
5.625% 7/15/21	5,900	6,169
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/17 (MBIA Insured)	4,930	5,301
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
5.75% 7/1/27	1,000	1,057
6% 7/1/31	6,225	6,647
Weatherford Independent School District:
Series 2000, 0% 2/15/25 (Pre-Refunded to 2/15/10 @ 36.782) (h)	6,155	2,033
0% 2/15/22 (Pre-Refunded to 2/15/10 @ 45.084) (h)	2,980	1,206
0% 2/15/26 (Pre-Refunded to 2/15/10 @ 34.41) (h)	2,985	922
0% 2/15/33	6,985	2,143
White Settlement Independent School District:
5.75% 8/15/30	2,890	3,148
5.75% 8/15/34	3,000	3,266
Williamson County Gen. Oblig.:
5.5% 2/15/18 (FSA Insured)	60	64
5.5% 2/15/20 (FSA Insured)	65	69
Wylie Independent School District 0% 8/15/20	1,790	1,002
		563,643
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - 0.8%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
6% 7/1/16 (AMBAC Insured)	$ 5,640	$ 5,784
6% 7/1/16 (Escrowed to Maturity) (h)	9,205	9,429
Series B, 5.75% 7/1/16 (MBIA Insured)	11,230	11,510
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity) (h)	2,975	3,457
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series A:
5.25% 4/1/16 (FSA Insured)	3,590	3,855
5.25% 4/1/17 (FSA Insured)	4,335	4,650
		38,685
Vermont - 0.4%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	8,600	9,305
Series A, 5.75% 12/1/18 (AMBAC Insured)	3,100	3,318
(Middlebury College Proj. Series 2006 A, 5% 10/31/46	4,075	4,277
		16,900
Virginia - 0.2%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (d)(g)	3,900	3,896
Peninsula Ports Auth. Hosp. Facilities Rev. (Whittaker Memorial Hosp. Proj.) 8.7% 8/1/23	1,430	1,631
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia Beach Gen. Hosp. Proj.):
6% 2/15/12 (AMBAC Insured)	2,150	2,361
6% 2/15/13 (AMBAC Insured)	1,460	1,627
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I, 5.95% 5/1/09 (g)	1,890	1,904
		11,419
Washington - 5.1%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/17 (MBIA Insured)	7,200	4,664
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(g)	2,430	2,569
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	3,535	3,809
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	$ 2,030	$ 1,177
Energy Northwest Elec. Rev.:
(#1 Proj.) Series 2006 A, 5% 7/1/15	8,000	8,626
(#3 Proj.) Series B, 6% 7/1/16 (AMBAC Insured)	28,000	30,943
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B:
5.25% 1/1/18 (FGIC Insured) (g)	1,590	1,691
5.25% 1/1/20 (FGIC Insured) (g)	1,760	1,855
5.25% 1/1/23 (FGIC Insured) (g)	2,055	2,152
King County Swr. Rev. Series B, 5.125% 1/1/33 (FSA Insured)	22,390	23,437
Mead School District #354, Spokane County 5.375% 12/1/19 (FSA Insured)	2,575	2,803
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	4,000	4,296
Port of Seattle Rev. Series D:
5.75% 11/1/13 (FGIC Insured) (g)	1,500	1,633
5.75% 11/1/14 (FGIC Insured) (g)	3,055	3,321
5.75% 11/1/16 (FGIC Insured) (g)	2,250	2,438
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/11 (FGIC Insured)	1,155	1,189
Snohomish County School District #2, Everett 5.5% 12/1/16 (FSA Insured)	1,650	1,788
Snohomish County School District #4, Lake Stevens 5.125% 12/1/19 (FGIC Insured)	1,875	2,019
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/19 (MBIA Insured)	2,000	2,219
5.75% 12/1/21 (MBIA Insured)	2,000	2,216
Thurston & Pierce Counties Cmnty. Schools 5.25% 12/1/17 (FSA Insured)	2,000	2,149
Washington Gen. Oblig.:
Series 2001 C, 5.25% 1/1/16	7,070	7,421
Series B, 5% 7/1/28 (FSA Insured)	7,800	8,242
Series C, 5.25% 1/1/26 (FSA Insured)	15,800	16,569
Series E, 5% 1/1/29 (MBIA Insured)	3,090	3,250
Series R 97A:
0% 7/1/17	7,045	4,552
0% 7/1/19 (MBIA Insured)	9,100	5,438
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series A, 5.5% 10/1/12 (MBIA Insured)	5,455	5,800
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev.:
(Bonneville Pwr. Administration Proj.) Series B, 7% 7/1/08	$ 1,000	$ 1,040
Series A, 7% 7/1/08	310	322
Series B, 5.125% 7/1/13 (Pre-Refunded to 7/1/07 @ 102) (h)	14,600	14,942
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A, 0% 7/1/11 (Escrowed to Maturity) (h)	1,350	1,150
5.4% 7/1/12	56,550	60,906
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series A, 0% 7/1/12 (MBIA Insured)	4,000	3,262
0% 7/1/10 (MBIA Insured)	2,800	2,470
		242,358
Wisconsin - 0.7%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	5,615	6,002
Douglas County Gen. Oblig. 5.5% 2/1/19 (FGIC Insured)	1,035	1,110
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A:
5.5% 8/15/15	1,480	1,581
5.5% 8/15/16	1,545	1,645
5.75% 8/15/30 (Pre-Refunded to 2/15/12 @ 101) (h)	14,250	15,658
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (h)	4,300	4,820
Series A, 5.375% 2/15/34	3,250	3,424
		34,240
Wyoming - 0.1%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (h)	4,830	5,392
TOTAL MUNICIPAL BONDS (Cost $4,669,608)		4,806,788
Money Market Funds - 0.0%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 3.73% (e)(f) (Cost $139)	138,900	$ 139
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $4,669,747)		4,806,927
NET OTHER ASSETS - (0.9)%		(41,890)
NET ASSETS - 100%		$ 4,765,037
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h) Security collateralized by an amount sufficient to pay interest and principal.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,693,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 3,474
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Municipal Cash Central Fund	$ 1
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $4,666,510,000. Net unrealized appreciation aggregated $140,417,000, of which $148,469,000 related to appreciated investment securities and $8,052,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ohio
Municipal Income Fund

March 31, 2007

1.814656.102

OFR-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount	Value
Guam - 0.4%
Guam Ed. Fing. Foundation Series A, 5% 10/1/23	$ 1,000,000	$ 1,051,690
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	470,000	503,008
		1,554,698
Ohio - 95.1%
Adams County Valley Local School District (Adams & Highland County Proj.) 5.25% 12/1/21 (MBIA Insured)	2,000,000	2,020,840
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,577,820
5% 1/1/15	1,300,000	1,371,565
Akron City Non-tax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (MBIA Insured)	1,250,000	1,394,150
Akron Ctfs. of Prtn. 5% 12/1/15	1,475,000	1,588,442
Akron Wtrwks. Rev. 5.25% 12/1/19 (MBIA Insured)	1,630,000	1,750,098
Avon Lake City School District 5% 12/1/14 (MBIA Insured)	1,205,000	1,305,244
Brookville Local School District:
5% 12/1/31 (Pre-Refunded to 12/1/13 @ 100) (c)	1,000,000	1,077,280
5.25% 12/1/20 (Pre-Refunded to 12/1/13 @ 100) (c)	1,875,000	2,047,350
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (MBIA Insured)	2,305,000	2,592,318
Butler County Gen. Oblig. 5.25% 12/1/16 (Pre-Refunded to 12/1/13 @ 100) (c)	1,820,000	1,987,294
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,633,871
Butler County Trans. Impt. District 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,099,570
Canal Winchester Local School District 5% 12/1/18 (MBIA Insured)	2,035,000	2,185,610
Chagrin Falls Exempted Village School District 5.25% 12/1/19 (MBIA Insured)	1,915,000	2,072,777
Cincinnati City School District:
5.25% 6/1/16 (FSA Insured)	1,500,000	1,616,055
5.25% 12/1/17 (Pre-Refunded to 12/1/13 @ 100) (c)	2,000,000	2,183,840
5.25% 12/1/18 (FGIC Insured)	3,000,000	3,367,350
Cincinnati Gen. Oblig. 5.375% 12/1/20	2,000,000	2,107,240
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series A, 7.25% 2/1/08 (b)	4,000,000	4,011,280
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cincinnati Wtr. Sys. Rev. Series 2001, 5.5% 12/1/17 (Pre-Refunded to 6/1/11 @ 100) (c)	$ 2,000,000	$ 2,141,460
Cleveland Arpt. Sys. Rev. Series C, 5% 1/1/20 (FSA Insured)	3,500,000	3,753,575
Cleveland Muni. School District:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,408,746
5.25% 12/1/19 (FSA Insured)	1,045,000	1,133,679
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	4,480,000	4,982,611
Cleveland Pub. Pwr. Sys. Rev.:
Series A:
0% 11/15/10 (MBIA Insured)	1,435,000	1,248,048
0% 11/15/11 (MBIA Insured)	2,395,000	2,004,064
0% 11/15/10 (Escrowed to Maturity) (c)	1,250,000	1,092,175
0% 11/15/11 (Escrowed to Maturity) (c)	290,000	243,983
Cleveland State Univ. Gen. Receipts Series 2003 A, 5% 6/1/18 (FGIC Insured)	2,490,000	2,627,373
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.):
Series G, 5.5% 1/1/13 (MBIA Insured)	2,450,000	2,590,312
Series H, 5.75% 1/1/16 (MBIA Insured)	45,000	45,486
Series I:
5% 1/1/28 (FSA Insured)	25,000	25,443
5% 1/1/28 (Pre-Refunded to 1/1/08 @ 101) (c)	25,000	25,502
Columbus City School District:
(School Facilities Construction and Impt. Proj.) 5% 12/1/18 (FSA Insured)	5,000,000	5,426,250
5.25% 12/1/25 (Pre-Refunded to 12/1/14 @ 100) (c)	3,780,000	4,164,804
Cuyahoga County Gen. Oblig.:
Series A:
0% 10/1/11 (MBIA Insured)	2,400,000	2,026,656
0% 10/1/12 (MBIA Insured)	1,405,000	1,140,762
5% 12/1/19	3,000,000	3,270,600
Dayton School District (School Facility Contruction & Impt. Proj.) Series A, 5% 12/1/31 (FGIC Insured)	5,000,000	5,239,700
Delaware County Sanitation Swr. Sys. 4% 12/1/20 (FSA Insured)	2,370,000	2,297,028
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,391,943
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	1,000,000	1,180,070
Fairless Local School District 5% 12/1/32 (FSA Insured)	3,300,000	3,477,804
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Fairview Park City School District Gen. Oblig. 5% 12/1/33 (MBIA Insured)	$ 4,350,000	$ 4,594,209
Fairview Park Gen. Oblig. 5% 12/1/30 (MBIA Insured)	5,955,000	6,297,472
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,292,600
Franklin County Hosp. Rev. 5.5% 5/1/13 (Pre-Refunded to 5/1/11 @ 101) (c)	1,130,000	1,219,101
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	2,505,000	2,599,589
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,092,970
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	3,000,000	3,185,430
Greene County Swr. Sys. Rev. 0% 12/1/09 (AMBAC Insured)	775,000	701,197
Hamilton City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,119,200
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (FGIC Insured)	1,985,000	2,122,699
5% 12/1/18 (FGIC Insured)	1,075,000	1,146,111
5% 12/1/19 (FGIC Insured)	2,190,000	2,326,437
5% 12/1/19 (FGIC Insured)	1,130,000	1,200,399
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (MBIA Insured)	1,070,000	1,153,021
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series J:
5.25% 5/15/15 (FGIC Insured)	1,835,000	1,987,525
5.25% 5/15/17 (FGIC Insured)	2,585,000	2,788,207
5.25% 5/15/18 (FGIC Insured)	2,720,000	2,923,347
Hamilton County Sales Tax Series B, 5.25% 12/1/32 (AMBAC Insured)	960,000	1,004,400
Hamilton County Swr. Sys. Rev. Series 06A, 5% 12/1/17 (MBIA Insured)	2,050,000	2,224,763
Hamilton Wtrwks. Rev. 5% 10/15/16 (MBIA Insured)	1,000,000	1,064,880
Hilliard Gen. Oblig. 5% 12/1/18 (MBIA Insured)	1,000,000	1,070,250
Hilliard School District 0% 12/1/11 (FGIC Insured)	3,720,000	3,121,675
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (MBIA Insured)	2,285,000	2,424,933
Kent City School District Series 2004, 5% 12/1/20 (FGIC Insured)	1,400,000	1,487,696
Kettering City School District 5.25% 12/1/31 (FSA Insured)	4,250,000	4,881,040
Kings Local School District 5% 12/1/19 (MBIA Insured)	1,365,000	1,459,868
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Lakewood City School District 5.25% 12/1/15 (FSA Insured)	$ 1,000,000	$ 1,096,210
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.):
5.5% 2/15/10	1,000,000	1,037,690
5.5% 2/15/11	1,875,000	1,963,050
5.5% 2/15/12	1,000,000	1,059,310
Licking Heights Local School District:
(Facilities Construction & Impt. Proj.) Series A, 5% 12/1/32 (MBIA Insured)	3,860,000	4,057,632
5.25% 12/1/23 (Pre-Refunded to 6/1/14 @ 100) (c)	2,660,000	2,915,333
Lorain County 5.5% 12/1/22 (FGIC Insured)	2,985,000	3,234,695
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.):
5.375% 11/15/23 (AMBAC Insured)	5,000,000	5,213,900
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,109,580
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,265,436
Marysville Exempted Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,253,960
Middletown City School District:
5% 12/1/17 (Pre-Refunded to 12/1/13 @ 100) (c)	1,175,000	1,265,804
5% 12/1/19 (Pre-Refunded to 12/1/13 @ 100) (c)	1,110,000	1,195,781
Milford Exempt Village School District 5.125% 12/1/30 (FSA Insured)	5,335,000	5,566,752
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,379,828
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	1,470,000	1,587,027
6% 12/1/19 (Escrowed to Maturity) (c)	1,530,000	1,649,432
6% 12/1/26 (Escrowed to Maturity) (c)	3,000,000	3,231,360
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,379,366
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,277,499
Ohio Bldg. Auth.:
(Adult Correctional Bldg. Fund Prog.) Series 2001 A, 5.5% 10/1/12 (FSA Insured)	1,000,000	1,075,570
(Juvenile Correctional Bldg. Fund Prog.):
Series A, 5.5% 4/1/12	2,960,000	3,160,570
5% 4/1/17 (MBIA Insured)	2,485,000	2,627,067
Ohio Gen. Oblig.:
(College Savings Prog.):
0% 8/1/10	1,000,000	886,100
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Gen. Oblig.: - continued
(College Savings Prog.):
0% 8/1/14	$ 1,375,000	$ 1,018,463
(Higher Ed. Cap. Facilities Proj.) Series A, 5.375% 8/1/16	5,980,000	6,404,939
(Mental Health Cap. Facilities Proj.) Series IIA, 5.25% 6/1/17 (Pre-Refunded to 6/1/12 @ 100) (c)	2,670,000	2,869,075
Series 2002 B, 5.25% 11/1/20	2,520,000	2,703,254
Series A, 5.5% 9/15/16	11,060,000	11,915,932
Series D, 5% 3/1/24	3,415,000	3,604,464
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. 2002 Proj.):
Series B:
5.5% 10/1/21 (Pre-Refunded to 10/1/12 @ 100) (c)	2,000,000	2,182,620
6.5% 10/1/20	2,335,000	2,842,396
6.125% 10/1/15	2,000,000	2,315,920
6.25% 10/1/16	2,500,000	2,957,975
(Case Western Reserve Univ. Proj.) 5% 12/1/44 (MBIA Insured)	10,000,000	10,507,600
(Denison Univ. Proj.) 5.5% 11/1/14 (Pre-Refunded to 11/1/11 @ 101) (c)	1,000,000	1,086,630
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,061,700
(Univ. Hosp. Health Sys. Proj.) Series A, 4.75% 1/15/46	2,000,000	1,978,860
(Univ. of Dayton Proj.) 5% 12/1/17 (AMBAC Insured)	2,170,000	2,329,582
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,296,259
Ohio Poll. Cont. Rev. (Standard Oil Co. Proj.) 6.75% 12/1/15	3,100,000	3,743,715
Ohio Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.85%, tender 11/1/07 (a)(b)	3,020,000	3,031,446
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	5,000,000	5,263,950
Series B, 5.25% 6/1/16	5,000,000	5,403,050
Ohio Tpk. Commission Tpk. Rev. 5.5% 2/15/26	3,700,000	3,917,042
Ohio Univ. Gen. Receipts Athens:
Subseries B, 5% 12/1/31 (FSA Insured)	3,540,000	3,774,348
5% 12/1/18 (MBIA Insured)	1,980,000	2,104,621
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2005:
5.25% 6/1/18	2,610,000	2,923,670
5.25% 12/1/18	2,610,000	2,932,205
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Rev.: - continued
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	$ 1,560,000	$ 1,756,997
5% 12/1/34 (Pre-Refunded to 6/1/14 @ 100) (c)	6,300,000	6,806,520
5.25% 12/1/15	2,200,000	2,413,202
5.5% 6/1/17	3,960,000	4,497,689
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity) (c)	1,685,000	1,870,451
5% 12/1/17	3,765,000	4,026,178
5.25% 6/1/13 (MBIA Insured)	1,295,000	1,400,128
5.25% 12/1/13 (MBIA Insured)	1,305,000	1,418,522
5.25% 6/1/14 (MBIA Insured)	1,250,000	1,363,413
5.25% 12/1/14 (MBIA Insured)	1,260,000	1,381,225
5.25% 12/1/15 (MBIA Insured)	1,180,000	1,301,516
5.25% 6/1/17 (MBIA Insured)	1,160,000	1,292,310
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (North Star BHP Steel/Cargill Proj.) 6.3% 9/1/20 (b)	6,350,000	6,418,453
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
5% 6/1/18	2,000,000	2,134,880
5.25% 12/1/19	1,975,000	2,228,728
Olentangy Local School District:
(School Facilities Construction & Impt. Proj.) Series A, 5.5% 12/1/15 (Pre-Refunded to 6/1/14 @ 100) (c)	1,055,000	1,172,706
5% 12/1/30 (FSA Insured)	5,345,000	5,681,307
Otsego Local School District Wood, Henry & Lucas Counties 5.375% 12/1/32 (Pre-Refunded to 12/1/14 @ 100) (c)	1,000,000	1,110,060
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (FGIC Insured)	1,755,000	1,896,541
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (FGIC Insured)	1,940,000	2,093,997
Plain Local School District 6% 12/1/25 (FGIC Insured)	990,000	1,072,200
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500,000	541,085
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (c)	1,000,000	1,100,560
6.375% 11/15/30	330,000	356,426
6.375% 11/15/30 (Pre-Refunded to 11/15/10 @ 101) (c)	670,000	737,375
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	$ 1,000,000	$ 1,099,880
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,261,000
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,078,720
Sharonville Gen. Oblig. 5.25% 6/1/16 (FGIC Insured)	1,410,000	1,519,642
Springboro Cmnty. City School District:
5.25% 12/1/20 (FSA Insured)	2,780,000	3,120,967
5.25% 12/1/21 (Pre-Refunded to 6/1/14 @ 100) (c)	3,440,000	3,770,206
Sugarcreek Local School District (School Impt. Proj.):
5% 12/1/17 (Pre-Refunded to 12/1/13 @ 100) (c)	1,030,000	1,109,598
5% 12/1/31 (Pre-Refunded to 12/1/13 @ 100) (c)	300,000	323,184
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,783,065
5.25% 12/1/21	1,740,000	1,882,854
Tallmadge School District Gen. Oblig. 5% 12/1/31 (FSA Insured)	4,000,000	4,230,200
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	1,110,000	1,183,871
5% 11/15/30 (MBIA Insured)	3,500,000	3,700,480
Univ. of Akron Gen. Receipts Series B, 5% 1/1/27 (FGIC Insured)	1,405,000	1,477,891
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (MBIA Insured)	1,045,000	1,110,960
5.5% 6/1/12 (MBIA Insured)	1,315,000	1,397,543
5.5% 6/1/15 (MBIA Insured)	1,000,000	1,061,710
Univ. of Cincinnati Gen. Receipts Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,540,587
5% 6/1/19 (AMBAC Insured)	1,520,000	1,614,696
Warren County Gen. Oblig.:
6.1% 12/1/12	440,000	466,968
6.65% 12/1/11	280,000	298,222
West Muskingum Local School District School Facilities Construction and Impt. 5% 12/1/30 (FGIC Insured)	1,060,000	1,111,887
Wright State Univ. Gen. Receipts:
5% 5/1/17 (MBIA Insured)	1,375,000	1,469,449
5% 5/1/18 (MBIA Insured)	1,440,000	1,534,320
5% 5/1/19 (MBIA Insured)	1,515,000	1,610,384
		403,906,508
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 2.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (Pre-Refunded to 7/1/16 @ 100) (c)	$ 1,000,000	$ 1,133,050
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series N, 5.25% 7/1/39 (FGIC Insured)	2,500,000	2,912,050
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	3,525,000	3,776,438
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)	800,000	843,608
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,472,991
Puerto Rico Pub. Bldg. Auth. Rev. Series G, 5.25% 7/1/13	1,000,000	1,060,950
		11,199,087
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (b)	1,100,000	1,101,144
Virgin Islands Pub. Fin. Auth. Rev. Series A, 5% 10/1/09	500,000	512,340
		1,613,484
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $408,817,065)	418,273,777
NET OTHER ASSETS - 1.5%	6,476,609
NET ASSETS - 100%	$ 424,750,386
Swap Agreements
	Expiration Date	Notional Amount
Interest Rate Swaps
Receive quarterly a floating rate based on BMA Municipal SWAP Index and pay quarterly a fixed rate equal to 4.125% with Citibank	August 2037	$ 1,500,000	(27,117)
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $408,811,158. Net unrealized appreciation aggregated $9,462,619, of which $10,370,277 related to appreciated investment securities and $907,658 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pennsylvania
Municipal Income Fund

March 31, 2007

1.814657.102

PFL-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	$ 325,000	$ 347,825
New Jersey/Pennsylvania - 1.3%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5.25% 7/1/19 (Pre-Refunded to 7/1/13 @ 100) (c)	1,000,000	1,083,890
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series A, 5.5% 1/1/18 (FSA Insured)	2,000,000	2,158,740
Series 1999, 6% 1/1/18 (FSA Insured)	700,000	742,875
		3,985,505
Pennsylvania - 95.7%
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (MBIA Insured) (b)	2,545,000	2,704,012
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series A1:
5.75% 1/1/11 (MBIA Insured) (b)	2,000,000	2,131,100
5.75% 1/1/12 (MBIA Insured) (b)	3,000,000	3,236,610
5.75% 1/1/14 (MBIA Insured) (b)	3,000,000	3,292,470
5.75% 1/1/09 (MBIA Insured) (b)	3,000,000	3,100,050
Allegheny County Gen. Oblig. Series C55, 5.375% 11/1/15 (MBIA Insured)	3,535,000	3,828,865
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
(Carnegie Mellon Univ. Proj.):
5.125% 3/1/32	1,700,000	1,774,392
5.25% 3/1/32	2,000,000	2,103,060
(Duquesne Univ. Proj.) 6.5% 3/1/10 (AMBAC Insured)	400,000	430,252
Allegheny County Hosp. Dev. Auth. Rev.:
(Health Ctr.-UPMC Health Sys. Proj.) Series A:
4.625% 8/1/12 (MBIA Insured)	1,000,000	1,018,590
4.625% 8/1/14 (MBIA Insured)	3,560,000	3,620,627
5.55% 4/1/12 (MBIA Insured)	2,845,000	2,905,968
(Jefferson Reg'l. Med. Ctr. Proj.) Series B:
4% 5/1/07	685,000	684,973
4.05% 5/1/08	1,425,000	1,426,596
5% 5/1/09	1,475,000	1,503,158
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC Bank NA, Pittsburgh (a)	3,000,000	2,983,200
Allegheny County San. Auth. Swr. Rev.:
0% 12/1/12 (Escrowed to Maturity) (c)	2,260,000	1,818,351
5.5% 12/1/30 (MBIA Insured)	305,000	324,871
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County San. Auth. Swr. Rev.: - continued
5.5% 12/1/30 (Pre-Refunded to 12/1/10 @ 101) (c)	$ 1,695,000	$ 1,812,023
Annville-Cleona School District:
6% 3/1/28 (FSA Insured)	1,500,000	1,716,915
6% 3/1/31 (FSA Insured)	1,975,000	2,257,721
Bristol Borough School District:
5.25% 3/1/25 (Pre-Refunded to 9/1/15 @ 100) (c)	2,400,000	2,648,376
5.25% 3/1/31 (Pre-Refunded to 9/1/15 @ 100) (c)	5,495,000	6,063,678
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (FGIC Insured) (b)	1,870,000	1,981,695
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	8,995,000	9,582,014
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,736,650
Central Dauphin School District Gen. Oblig. 7.5% 2/1/30 (Pre-Refunded to 2/1/16 @ 100) (c)	5,000,000	6,358,450
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	1,450,000	1,486,076
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	5,000,000	5,362,750
6% 11/15/30	3,620,000	3,917,998
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.):
Series A:
5% 12/15/09	865,000	884,636
5% 12/15/10	905,000	932,313
Series B:
4% 12/15/07	305,000	304,817
5% 12/15/08	800,000	811,768
Delaware County Indl. Dev. Auth. Rev. (Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29 (FGIC Insured) (b)	2,500,000	2,627,325
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (FGIC Insured)	2,165,000	2,307,803
East Stroudsburg Area School District:
6.5% 9/1/18 (FSA Insured)	1,280,000	1,533,248
7.5% 9/1/22 (FSA Insured)	1,500,000	1,909,560
7.75% 9/1/28 (FSA Insured)	2,750,000	3,549,315
Easton Area School District Series 2006, 7.5% 4/1/22 (FSA Insured)	2,700,000	3,419,496
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) 5.5% 4/1/14 (FGIC Insured)	$ 1,655,000	$ 1,789,634
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (FGIC Insured)	1,115,000	1,202,817
Kennett Consolidated School District Series A, 5.25% 2/15/15 (FGIC Insured)	1,310,000	1,413,228
Lancaster County Hosp. Auth. Rev.:
(Lancaster Gen. Hosp. Proj.) Series A:
5% 3/15/19	1,195,000	1,279,080
5% 3/15/20	1,255,000	1,340,127
5% 11/1/20	1,065,000	1,117,004
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (a)(b)	2,000,000	1,977,460
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A:
6% 6/1/09 (AMBAC Insured)	2,365,000	2,476,699
6% 6/1/16 (AMBAC Insured)	1,000,000	1,152,040
Montgomery County Higher Ed. & Health Auth. Rev. (Health Care-Holy Redeemer Health Proj.) Series A, 5.5% 10/1/08 (AMBAC Insured)	1,000,000	1,018,310
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Retirement Cmnty. Proj.) 5% 11/15/09	1,300,000	1,333,527
Muhlenberg School District Series AA, 5.375% 9/1/15 (FGIC Insured)	1,055,000	1,143,557
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/10 (Escrowed to Maturity) (c)	1,000,000	875,550
Owen J. Roberts School District 5.5% 8/15/19 (Pre-Refunded to 8/15/12 @ 100) (c)	1,525,000	1,658,910
Pennsbury School District 5.5% 1/15/17 (FGIC Insured)	2,160,000	2,339,431
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (b)	3,300,000	3,551,724
6.375% 11/1/41 (b)	1,300,000	1,404,650
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (a)(b)	3,500,000	3,521,385
Pennsylvania Gen. Oblig. First Series:
5% 7/1/19	2,500,000	2,681,150
5.25% 2/1/14	125,000	133,484
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series A:
5% 5/1/16 (MBIA Insured)	$ 1,135,000	$ 1,224,824
5% 5/1/18 (MBIA Insured)	1,220,000	1,309,536
(Lafayette College Proj.) 6% 5/1/30	2,500,000	2,658,125
(Slippery Rock Univ. Proj.) 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	2,632,975
(Trustees of the Univ. of Pennsylvania Proj.) Series B, 5.25% 9/1/15	1,000,000	1,105,770
(Univ. of Pennsylvania Health Systems Proj.) Series A, 5% 8/15/17 (AMBAC Insured)	3,000,000	3,215,730
(UPMC Health Sys. Proj.):
Series 1999 A:
5.25% 8/1/10 (FSA Insured)	1,000,000	1,045,410
5.25% 8/1/11 (FSA Insured)	1,000,000	1,045,180
Series 2001 A:
6% 1/15/22	400,000	435,044
6% 1/15/31	1,000,000	1,085,400
Series 2000 S, 5.5% 6/15/15 (AMBAC Insured)	500,000	527,185
Pennsylvania Hsg. Fin. Agcy. Series 54A, 5.375% 10/1/28 (b)	200,000	202,180
Pennsylvania Indl. Dev. Auth. Rev. 5.5% 7/1/16 (AMBAC Insured)	1,080,000	1,180,699
Pennsylvania Pub. School Bldg. Auth. School Rev.:
(Northwestern School District Proj.) Series E, 5.75% 1/15/19 (FGIC Insured)	500,000	518,085
(Philadelphia School District Proj.) 5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	3,210,000	3,435,952
Pennsylvania State Univ.:
Series 2007 B, 5.25% 8/15/21	3,095,000	3,499,950
Series B:
5.25% 8/15/17	1,150,000	1,284,378
5.25% 8/15/18	1,360,000	1,519,229
5% 9/1/29	1,550,000	1,642,659
5% 9/1/35	4,485,000	4,733,559
Pennsylvania Tpk. Commission Tpk. Rev.:
Series A:
5% 12/1/25 (AMBAC Insured)	6,535,000	6,959,383
5% 12/1/26 (AMBAC Insured)	2,000,000	2,126,760
Series S, 5.625% 6/1/12 (FGIC Insured)	2,000,000	2,170,640
Philadelphia Arpt. Rev.:
Series 1998, 5.375% 6/15/10 (FGIC Insured) (b)	2,000,000	2,075,360
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Arpt. Rev.: - continued
5.375% 6/15/11 (FGIC Insured) (b)	$ 3,770,000	$ 3,910,244
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) 17th Series, 5% 7/1/08 (FSA Insured)	1,000,000	1,015,460
(1998 Gen. Ordinance Proj.) 4th Series, 5.25% 8/1/17 (FSA Insured)	2,290,000	2,457,697
Series 17, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,900,016
Series 18:
5.25% 8/1/17	1,500,000	1,615,980
5.25% 8/1/19	1,000,000	1,070,110
5.25% 8/1/20	1,000,000	1,068,160
Series A1, 5.25% 9/1/18	3,340,000	3,589,765
Philadelphia Gen. Oblig. 5.25% 9/15/12 (FSA Insured)	2,455,000	2,590,737
Philadelphia Hosp. & Higher Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series A:
5% 5/15/09	1,000,000	1,022,180
5.5% 5/15/08	1,000,000	1,019,530
Philadelphia Muni. Auth. Rev.:
(Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	1,000,000	856,930
Series B, 5.25% 11/15/11 (FSA Insured)	2,000,000	2,125,940
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (FGIC Insured)	1,000,000	1,049,870
Philadelphia School District:
Series 2002 A, 5.5% 2/1/26 (Pre-Refunded to 2/1/12 @ 100) (c)	1,565,000	1,689,777
Series 2004 D, 5.25% 6/1/34 (FGIC Insured)	2,785,000	2,974,659
Series 2005 D:
5.5% 6/1/16 (FSA Insured)	2,030,000	2,269,723
5.5% 6/1/17 (FSA Insured)	2,125,000	2,392,601
Series B, 5.625% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (c)	1,510,000	1,650,762
Series D, 5.125% 6/1/34 (FGIC Insured)	1,800,000	1,909,908
Philadelphia Wtr. & Wastewtr. Rev.:
Series 14, 0% 10/1/08 (MBIA Insured)	5,300,000	5,017,192
Series A:
5% 11/1/31 (FGIC Insured)	1,120,000	1,166,346
5% 7/1/35 (FSA Insured)	2,130,000	2,239,951
5.375% 11/1/19 (FGIC Insured)	3,000,000	3,233,730
6.25% 8/1/10 (MBIA Insured)	1,480,000	1,597,926
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pittsburgh Gen. Oblig.:
Series A:
5% 9/1/11 (MBIA Insured)	$ 5,020,000	$ 5,283,048
5.5% 9/1/16 (AMBAC Insured)	2,565,000	2,753,733
5.5% 9/1/16 (Pre-Refunded to 3/1/12 @ 100) (c)	2,435,000	2,632,259
Series B:
5.25% 9/1/15 (FSA Insured)	2,000,000	2,200,940
5.25% 9/1/16 (FSA Insured)	3,000,000	3,316,290
Pittsburgh School District Series C, 0% 8/1/08 (AMBAC Insured)	2,000,000	1,905,420
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series A, 6.5% 9/1/13 (FGIC Insured)	10,000,000	11,230,796
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (MBIA Insured)	3,375,000	3,477,195
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	790,000	849,803
5.375% 4/1/17 (FSA Insured)	830,000	890,100
5.375% 4/1/18 (FSA Insured)	875,000	937,948
Upper Saint Clair Township School District 5.375% 7/15/16 (FSA Insured)	1,855,000	2,002,695
West Allegheny School District Series B, 5.25% 2/1/12 (FGIC Insured)	1,850,000	1,978,076
Westmoreland County Gen. Oblig.:
0% 8/1/15 (Escrowed to Maturity) (c)	4,290,000	3,085,068
0% 8/1/16 (Escrowed to Maturity) (c)	2,955,000	2,035,049
Westmoreland County Indl. Dev. Auth. Rev. (Nat'l. Waste & Energy Corp./Valley Landfill Expansion Proj.) 5.1%, tender 5/1/09 (a)(b)	2,700,000	2,742,363
Westmoreland County Muni. Auth. Muni. Svc. Rev.:
Series A:
0% 8/15/19 (FGIC Insured)	5,000,000	2,944,050
0% 8/15/20 (FGIC Insured)	2,500,000	1,404,775
Series C, 0% 8/15/17 (Escrowed to Maturity) (c)	2,500,000	1,636,600
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (MBIA Insured)	3,235,000	2,595,602
York County School of Technology Auth. Lease Rev.:
5.375% 2/15/18 (FGIC Insured)	1,000,000	1,080,950
5.5% 2/15/23 (FGIC Insured)	1,070,000	1,160,661
		294,714,167
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 1.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (Pre-Refunded to 7/1/16 @ 100) (c)	$ 400,000	$ 453,220
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (MBIA Insured)	1,000,000	1,086,340
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	541,945
Puerto Rico Govt. Dev. Bank 5% 12/1/10	1,500,000	1,556,190
		3,637,695
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $294,535,989)	302,685,192
NET OTHER ASSETS - 1.7%	5,122,474
NET ASSETS - 100%	$ 307,807,666
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $294,450,952. Net unrealized appreciation aggregated $8,234,240, of which $8,787,004 related to appreciated investment securities and $552,764 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Short-Intermediate
Municipal Income Fund

March 31, 2007

1.814658.102

STM-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
	Principal Amount (000s)	Value (000s)
Alabama - 3.0%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	$ 1,100	$ 1,122
Daphne Spl. Care Facilities Fing. Auth. Rev. Series A, 0% 8/15/28 (Pre-Refunded to 8/15/08 @ 100) (e)	10,000	9,503
Health Care Auth. for Baptist Health Series 2006 D:
5% 11/15/08	1,475	1,495
5% 11/15/11	1,000	1,041
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/08 (MBIA Insured) (d)	2,900	2,963
5.75% 10/1/09 (MBIA Insured) (d)	4,000	4,168
Jefferson County Swr. Rev.:
Series 1999 A, 5.75% 2/1/38 (Pre-Refunded to 2/1/09 @ 101) (e)	5,010	5,243
Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (e)	13,520	13,965
5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (e)	3,900	4,188
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (e)	2,070	2,199
		45,887
Alaska - 0.7%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.85% 7/1/13 (AMBAC Insured) (d)	3,285	3,477
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (e)	2,500	2,681
North Slope Borough Gen. Oblig. Series B, 0% 6/30/08 (MBIA Insured)	4,240	4,051
		10,209
Arizona - 1.8%
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10 (FSA Insured)	9,025	9,543
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,115	1,149
Maricopa County Unified School District #48 Scottsdale 7.4% 7/1/10	3,750	4,170
Nogales Rev. Oblig. (Wastewtr. Systems Proj.) Series 06A, 3.75%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	3,000	3,000
Pima County Unified School District #1 Tucson 7.5% 7/1/08 (FGIC Insured)	7,060	7,390
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series A, 4.5% 10/1/08 (American Cap. Access Corp. Insured)	$ 660	$ 664
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,573
		27,489
California - 8.1%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A, 5.25% 5/1/12 (MBIA Insured)	6,000	6,452
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/13	2,400	2,604
Series A:
5.25% 1/1/11	6,500	6,867
5.25% 7/1/13 (MBIA Insured)	2,900	3,155
California Gen. Oblig.:
5% 2/1/09	1,640	1,682
5% 2/1/10	2,000	2,073
5% 2/1/11	2,525	2,646
5% 10/1/11	1,650	1,742
5% 2/1/12	1,650	1,744
5% 9/1/12	1,700	1,807
5% 10/1/12	12,600	13,407
5.125% 9/1/12	1,000	1,043
5.25% 9/1/10	18,550	19,505
5.25% 2/1/11	6,775	7,158
5.5% 3/1/11 (FGIC Insured)	3,210	3,434
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,764
5.75% 10/1/08	1,085	1,120
6.4% 9/1/08	3,075	3,196
6.5% 9/1/10	1,760	1,918
California Health Facilities Fing. Auth. Rev. (Cedars-Sinai Med. Ctr. Proj.) 5% 11/15/10	1,000	1,040
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2004 A, 5% 6/1/08	6,000	6,091
California State Univ. Rev. & Colleges 5% 11/1/13 (FSA Insured) (b)	1,335	1,426
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	1,400	1,397
(Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (c)(e)	8,000	7,992
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Series A1, 5% 6/1/12	$ 2,570	$ 2,659
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	3,006
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (f)	8,607	8,721
Series K:
5% 5/15/09 (b)	1,000	1,028
5% 5/15/10 (b)	4,955	5,147
Western Placer Unified School District 3.625%, tender 12/1/09 (FSA Insured) (c)	3,170	3,170
		126,994
Colorado - 0.6%
Colorado Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series E, 5% 11/15/11	2,230	2,324
Series F, 5% 11/15/12	1,225	1,287
Denver City & County Arpt. Rev. Series E, 5% 11/15/08 (XL Cap. Assurance, Inc. Insured) (d)	5,000	5,098
		8,709
Connecticut - 1.9%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (e)	5,000	5,310
Series F, 5% 12/1/11	20,000	21,146
Connecticut Health & Edl. Facilities Auth. Rev. (Connecticut Children's Med. Ctr. Proj.) Series B:
4% 7/1/07 (MBIA Insured)	1,275	1,276
4.5% 7/1/08 (MBIA Insured)	1,045	1,056
5% 7/1/09 (MBIA Insured)	1,000	1,027
		29,815
District Of Columbia - 0.7%
District of Columbia Ctfs. of Prtn. 5.25% 1/1/08 (AMBAC Insured)	935	946
District of Columbia Gen. Oblig.:
Series A, 5.25% 6/1/09 (FSA Insured)	1,000	1,033
Series B, 0% 6/1/12 (MBIA Insured)	3,600	2,924
Metropolitan Washington DC Arpt. Auth. Gen. Arpt. Rev. Series B, 5.5% 10/1/08 (FGIC Insured) (d)	6,460	6,579
		11,482
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 5.4%
Brevard County School Board Ctfs. of Prtn. Series A, 5.5% 7/1/09 (AMBAC Insured)	$ 2,775	$ 2,880
Citizens Property Ins. Corp. Series 2007 A, 5% 3/1/11 (MBIA Insured)	4,000	4,186
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 06G:
5% 11/15/09	435	447
5% 11/15/10	400	414
5% 11/15/11	700	730
3.95%, tender 9/1/12 (c)	7,550	7,503
5%, tender 11/16/09 (c)	4,700	4,831
(Adventist Health Sys. - Sunbelt Proj.):
Series A, 5% 11/15/10	1,000	1,037
Series B, 5% 11/15/08	800	815
Series 06G, 5% 11/15/08	420	427
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (c)	11,000	10,991
4.25%, tender 8/1/07 (c)(d)	6,000	6,000
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,661
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (d)	1,000	1,031
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,156
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (c)	1,500	1,567
Orange County School Board Ctfs. of Prtn. Series A, 5.375% 8/1/22 (Pre-Refunded to 8/1/07 @ 101) (e)	3,855	3,915
Orlando Utils. Commission Util. Sys. Rev. 5.25% 7/1/09	6,000	6,206
Palm Beach County School Board Ctfs. of Prtn. Series A, 6% 8/1/22 (Pre-Refunded to 8/1/10 @ 101) (e)	7,020	7,596
Polk County Cap. Impt. Rev.:
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (c)	9,000	9,527
5.5% 12/1/11 (FGIC Insured)	3,470	3,741
Seminole County School Board Ctfs. of Prtn. Series A, 4.5% 7/1/08 (MBIA Insured)	1,250	1,263
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001:
2.8%, tender 10/1/08, LOC SunTrust Banks, Inc. (c)	2,000	1,972
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001: - continued
3%, tender 10/1/09, LOC SunTrust Banks, Inc. (c)	$ 1,000	$ 979
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 5% 8/1/08 (FSA Insured)	1,625	1,653
		84,528
Georgia - 0.6%
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,105	4,742
Walton County:
5% 1/1/10 (FGIC Insured)	2,000	2,072
5% 1/1/11 (FGIC Insured)	3,000	3,145
		9,959
Hawaii - 2.4%
Hawaii Arpt. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (d)	3,850	4,330
Hawaii Gen. Oblig. Series CU:
5.75% 10/1/11 (MBIA Insured)	3,040	3,250
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (e)	170	182
Honolulu City & County Gen. Oblig. Series B, 8% 10/1/09	26,940	29,633
		37,395
Illinois - 8.6%
Chicago Board of Ed. (Chicago School Reform Proj.) 6.75% 12/1/10 (AMBAC Insured)	4,160	4,595
Chicago Gen. Oblig. Series A, 5.25% 1/1/12 (FSA Insured)	1,000	1,064
Chicago Midway Arpt. Rev. Series B:
5% 1/1/10 (AMBAC Insured)	1,225	1,269
5% 1/1/11 (AMBAC Insured)	3,625	3,795
Chicago O'Hare Int'l. Arpt. Rev.:
Series A:
5% 1/1/12 (MBIA Insured)	1,145	1,209
5.5% 1/1/08 (AMBAC Insured)	5,000	5,053
5.5% 1/1/10 (AMBAC Insured) (d)	2,900	3,029
5.5% 1/1/10 (Escrowed to Maturity) (d)(e)	2,100	2,192
Chicago Park District:
Series B, 5% 1/1/11 (AMBAC Insured)	5,750	6,015
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District: - continued
Series C, 5% 1/1/11 (AMBAC Insured)	$ 2,515	$ 2,631
Chicago Tax Increment Rev. Series 2000 A, 0% 12/1/08 (AMBAC Insured)	10,000	9,406
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Formula Funds Proj.) Series A, 5.25% 6/1/10 (AMBAC Insured)	4,835	5,064
Chicago Wastewtr. Transmission Rev. 5.5% 1/1/09 (FGIC Insured)	2,975	3,067
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (c)(d)	2,200	2,193
Hodgkins Tax Increment Rev. 5% 1/1/09	1,805	1,836
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender 2/1/08 (AMBAC Insured) (c)	6,100	6,052
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	1,998
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (c)	12,800	12,703
(Field Museum of Natural History Proj.) 4.05%, tender 11/1/11 (c)	3,250	3,263
(Univ. of Chicago Proj.):
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (e)	2,640	2,824
Series B:
3.1%, tender 7/1/07 (c)(e)	5	5
3.1%, tender 7/1/07 (c)	3,995	3,989
Illinois Fin. Auth. Rev.:
(DePaul Univ. Proj.):
5% 10/1/07	1,225	1,231
5% 10/1/08	1,000	1,017
Series A, 5% 10/1/11	1,165	1,215
Illinois Gen. Oblig.:
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,475	1,564
First Series:
5.375% 7/1/11 (MBIA Insured)	6,745	7,198
5.5% 8/1/10	1,440	1,520
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (e)	7,075	7,505
Series A, 5% 10/1/09	2,600	2,680
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (e)	1,000	1,059
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev. (Condell Med. Ctr. Proj.):
5% 5/15/07	$ 500	$ 500
5% 5/15/08	700	706
Kane & DeKalb Counties Cmnty. Unit School District #301 0% 12/1/10 (AMBAC Insured)	2,000	1,735
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	2,270	2,445
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (e)	1,600	1,744
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 5.5% 12/1/13 (Pre-Refunded to 12/1/11 @ 100) (e)	5,000	5,391
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,471
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Series 2002, 0% 6/15/10 (Escrowed to Maturity) (e)	5,000	4,433
Rosemont Gen. Oblig.:
Series 3, 0% 12/1/07 (FGIC Insured)	625	610
Series A, 0% 12/1/11 (FGIC Insured)	3,695	3,101
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,360	1,429
Will County School District #122 Series B, 0% 11/1/08 (FSA Insured)	1,280	1,208
		134,014
Indiana - 3.6%
Carmel High School Bldg. Corp. 5% 1/10/11 (FSA Insured)	1,000	1,046
Ctr. Grove 2000 Bldg. Corp.:
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (e)	1,785	1,914
5.5% 7/15/18 (Pre-Refunded to 7/15/11 @ 100) (e)	1,885	2,021
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series A:
5% 1/10/10 (FSA Insured)	1,750	1,811
5.25% 7/10/11 (FSA Insured)	2,295	2,436
5.25% 1/10/12 (FSA Insured)	1,355	1,446
5% 1/15/10 (FSA Insured)	1,835	1,899
5% 1/15/11 (FSA Insured)	1,910	1,998
5% 1/15/12 (FSA Insured)	1,990	2,102
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (e)	1,855	1,989
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Univ. Student Fee Revs. Series H, 0% 8/1/09 (AMBAC Insured)	$ 3,875	$ 3,555
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,049
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC Insured)	1,405	1,445
Logansport High School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,000	1,051
5.25% 7/15/11 (MBIA Insured)	1,020	1,079
5.25% 1/15/12 (MBIA Insured)	1,045	1,111
5.25% 7/15/12 (MBIA Insured)	1,075	1,149
Mount Vernon of Hancock County Multi-School Corp. Series B:
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (e)	1,605	1,721
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (e)	1,695	1,817
Muncie School Bldg. Corp. 5.25% 7/10/12 (MBIA Insured)	1,585	1,701
New Albany Floyd County Independent School Bldg. Corp. 5% 1/15/11 (FSA Insured)	1,000	1,046
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	1,600	1,627
4.9%, tender 6/1/07 (c)	4,005	4,010
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (c)	10,000	9,912
West Clark 2000 School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,065	1,122
5.25% 7/15/11 (MBIA Insured)	1,125	1,192
5.25% 1/15/12 (MBIA Insured)	1,150	1,225
		56,474
Kansas - 0.2%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (c)	2,400	2,411
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	569
5.25% 11/15/12	680	721
		3,701
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (d)	$ 1,185	$ 1,210
Owensboro Elec. Lt. & Pwr. Rev. Series B, 0% 1/1/09 (AMBAC Insured)	2,000	1,872
		3,082
Louisiana - 0.5%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,056
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (AMBAC Insured)	2,060	2,181
Louisiana Military Dept. 5% 8/1/10	1,530	1,574
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (c)	2,700	2,706
		7,517
Maryland - 0.2%
Howard County Retirement Cmnty. Rev. (Vantage House Proj.) Series A, 4.5% 4/1/09 (b)	605	605
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,607
		2,212
Massachusetts - 3.2%
Massachusetts Bay Trans. Auth. Series A, 7% 3/1/09	6,880	7,303
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A, 5% 1/1/11	1,000	1,040
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series C, 5.875% 8/1/08	1,630	1,664
Massachusetts Fed. Hwy.:
Series 2000 A, 5.75% 6/15/13	3,000	3,213
Series B, 5.125% 12/15/14 (Pre-Refunded to 12/15/08 @ 101) (e)	2,775	2,866
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (e)	2,570	2,708
Series 2000 A, 6% 2/1/10	2,500	2,654
Series 2001 A, 5.5% 1/1/11	5,000	5,313
Series 2003 C, 5.5% 10/1/10 (MBIA Insured)	1,130	1,199
Series C:
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (e)	2,495	2,686
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series C:
5.5% 11/1/10 (FSA Insured)	$ 10,000	$ 10,621
Massachusetts Health & Edl. Facilities Auth. Rev. (Berkshire Health Sys., Inc. Proj.) Series F, 5% 10/1/08	2,720	2,767
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A, 5.5% 1/1/12 (AMBAC Insured) (d)	1,000	1,060
Massachusetts Wtr. Resources Auth. Series A, 5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (e)	5,000	5,372
		50,466
Michigan - 1.8%
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	1,200	1,283
Detroit Gen. Oblig. 5% 4/1/09 (MBIA Insured)	10,620	10,895
Detroit Swr. Disp. Rev.:
Series A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (e)	2,000	2,126
4.191% 7/1/32 (FSA Insured) (c)	4,200	4,200
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31) (e)	8,000	3,136
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I, 5.5% 10/15/09	2,705	2,824
Troy School District 5% 5/1/11 (MBIA Insured)	1,000	1,051
Wayne County Cmnty. College (College Facilities Impt. Proj.) 5.25% 7/1/09 (FGIC Insured)	1,220	1,263
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,273
		28,051
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/08	1,200	1,225
5.25% 12/1/10	500	521
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/09	250	255
5% 5/15/10	200	205
5% 5/15/11	300	310
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	$ 555	$ 555
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured)	940	987
		4,058
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (c)(d)	1,100	1,100
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3% 9/1/08 (d)	1,190	1,209
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/09	1,000	1,024
5% 8/15/11	1,000	1,038
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/10	1,240	1,279
		5,650
Missouri - 0.7%
Bi-State Dev. Agcy. Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	6,600	6,636
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/11	1,430	1,476
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series B, 5% 2/1/11 (FGIC Insured)	1,850	1,938
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (e)	1,050	1,147
		11,197
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (c)	4,000	4,098
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series A, 5% 12/1/11	6,500	6,816
Nevada - 3.0%
Clark County Arpt. Rev.:
Series B1, 5% 7/1/08 (d)	9,000	9,143
Series C:
5% 7/1/08 (AMBAC Insured) (d)	2,215	2,249
5% 7/1/09 (AMBAC Insured) (d)	2,700	2,764
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Arpt. Rev.: - continued
Series C:
5% 7/1/10 (AMBAC Insured) (d)	$ 1,225	$ 1,267
5% 7/1/11 (AMBAC Insured) (d)	1,790	1,870
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) 5% 7/1/11 (AMBAC Insured)	3,230	3,393
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (e)	1,600	1,700
Series C, 5% 6/15/10 (MBIA Insured)	1,075	1,117
Series D, 5% 6/15/09 (MBIA Insured)	13,890	14,282
Series F, 5.375% 6/15/11 (FSA Insured)	4,090	4,354
Henderson Health Care Facility Rev. (Catholic Healthcare West Proj.) Series 2005 B, 5% 7/1/08	1,100	1,115
Lyon Co. School District Gen. Oblig. 5% 6/1/09	695	715
Washoe County School District Gen. Oblig. Series D, 5% 6/1/10 (MBIA Insured)	2,410	2,504
		46,473
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(d)	2,500	2,465
3.5%, tender 2/1/09 (c)(d)	2,000	1,981
		4,446
New Jersey - 6.0%
Camden County Impt. Auth. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/09	1,250	1,273
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. 5% 1/1/09 (AMBAC Insured)	1,000	1,022
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured)	1,225	1,271
Garden State Preservation Trust Open Space & Farmland Preservation Series B:
6.25% 11/1/09 (MBIA Insured)	4,000	4,256
6.375% 11/1/11 (MBIA Insured)	7,470	8,320
New Jersey Econ. Dev. Auth. Rev. 5% 6/15/07	7,500	7,517
New Jersey Tpk. Auth. Tpk. Rev. Series A:
5.75% 1/1/18 (Pre-Refunded to 1/1/10 @ 100) (e)	3,215	3,392
6% 1/1/11 (MBIA Insured)	17,180	18,598
New Jersey Trans. Trust Fund Auth.:
Series B:
5.25% 12/15/10 (FGIC Insured)	4,550	4,799
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series B:
6.5% 6/15/11 (MBIA Insured)	$ 5,000	$ 5,545
Series C, 5.5% 12/15/10 (FSA Insured)	25,000	26,585
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (e)	7,000	7,378
Tobacco Settlement Fing. Corp. 4.375% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (e)	4,065	4,079
		94,035
New Jersey/Pennsylvania - 0.3%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5% 7/1/09	5,170	5,305
New Mexico - 0.1%
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (c)	1,900	1,887
New York - 16.3%
Erie County Tobacco Asset Securitization Corp. Series A, 6.25% 7/15/40 (Pre-Refunded to 7/15/10 @ 101) (e)	8,810	9,593
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,239
5% 1/1/12	1,175	1,236
Metropolitan Trans. Auth. Commuter Facilities Rev. Series A, 5.375% 7/1/09 (Escrowed to Maturity) (e)	3,635	3,775
Metropolitan Trans. Auth. Rev. Series 2005 C:
5% 11/15/10	2,000	2,090
5% 11/15/11	2,750	2,903
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,425	3,638
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,300	1,444
Series 2000 A, 6.5% 5/15/11	155	169
Series 2002 G, 5.5% 8/1/10	2,720	2,869
Series 2003 F, 5.5% 12/15/11	4,305	4,628
Series 2004 G, 5% 8/1/09	8,000	8,231
Series 2005 C, 5% 8/1/12	19,770	20,932
Series 2005 D, 5% 8/1/12	4,925	5,215
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	5,075	5,535
Series 2005 K:
5% 8/1/11	7,120	7,475
5% 8/1/12	4,360	4,616
Series 2005 O, 5% 6/1/12	7,500	7,928
Series A, 5.25% 11/1/14 (MBIA Insured)	600	645
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series B, 5.75% 8/1/14	$ 1,000	$ 1,093
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,065
Subseries 2005 F1, 5% 9/1/15	3,560	3,833
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. 6% 6/15/33 (MBIA Insured) (Pre-Refunded to 6/15/10 @ 101) (e)	10,000	10,757
New York Counties Tobacco Trust I Series B, 6.5% 6/1/35 (Pre-Refunded to 6/1/10 @ 101) (e)	5,900	6,464
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,500	3,790
5.75% 7/1/13 (AMBAC Insured)	1,000	1,085
Series C, 7.5% 7/1/10	2,565	2,713
Series B, 5.25%, tender 5/15/12 (c)	13,000	13,868
New York State Urban Dev. Corp. Rev. 5% 1/1/12	5,000	5,269
New York Transitional Fin. Auth. Rev.:
Series 2003 E, 5% 2/1/09	2,035	2,083
Series A:
5.5% 11/1/26 (a)	3,500	3,758
6% 11/1/28 (a)	44,300	48,392
Series B, 5.25% 2/1/29 (a)	3,100	3,266
Tobacco Settlement Asset Securitization Corp. Series 1:
5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	6,760	7,172
6% 7/15/18 (Pre-Refunded to 7/15/09 @ 101) (e)	1,200	1,273
6% 7/15/18 (Pre-Refunded to 7/15/09 @ 101) (e)	2,490	2,641
6% 7/15/20 (Pre-Refunded to 7/15/09 @ 101) (e)	2,280	2,419
6% 7/15/21 (Pre-Refunded to 7/15/09 @ 101) (e)	2,310	2,450
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	3,800	3,898
Series A1:
5% 6/1/10	1,875	1,946
5.25% 6/1/12	5,000	5,004
5.25% 6/1/13	17,500	17,806
5.5% 6/1/14	2,700	2,798
Series C1:
5.5% 6/1/15	1,300	1,365
5.5% 6/1/17	4,200	4,454
		254,823
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (d)	$ 1,200	$ 1,228
127th Series, 5% 12/15/08 (AMBAC Insured) (d)	3,510	3,586
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (d)	4,100	4,639
		9,453
North Carolina - 0.6%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	600	615
Series A, 5.5% 1/1/10	3,000	3,125
Series C, 5% 1/1/08	1,190	1,200
Series D, 5.375% 1/1/10	3,715	3,858
		8,798
North Dakota - 0.1%
Ward County Health Care Facility Rev. 5% 7/1/10	1,595	1,642
Ohio - 1.4%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/11	1,000	1,033
Cleveland Pub. Pwr. Sys. Rev.:
Series A, 0% 11/15/09 (MBIA Insured)	1,200	1,086
0% 11/15/09 (Escrowed to Maturity) (e)	1,050	954
Franklin County Rev. (Online Computer Library Ctr., Inc. Proj.) 5% 4/15/07	1,960	1,960
Ohio Gen. Oblig.:
Series 2000 E, 5.5% 5/1/09	1,905	1,976
Series 2003 D, 2.45%, tender 9/14/07 (c)	12,300	12,220
Univ. of Cincinnati Gen. Receipts Series A, 5.5% 6/1/09 (FGIC Insured)	2,000	2,077
		21,306
Oklahoma - 0.4%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (e)	1,000	838
Tulsa County Indl. Auth. Cap. Impts. Rev. Series B, 5.25% 1/1/09 (FSA Insured)	5,245	5,386
		6,224
Oregon - 0.5%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured)	1,210	1,259
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B:
5% 5/1/09 (FSA Insured)	$ 600	$ 616
5% 5/1/11 (FSA Insured)	1,000	1,051
Tri-County Metropolitan Trans. District Rev. 5% 5/1/11 (MBIA Insured)	5,000	5,253
		8,179
Pennsylvania - 3.6%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (MBIA Insured) (d)	1,300	1,403
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC Bank NA, Pittsburgh (c)	4,500	4,475
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11 (MBIA Insured)	1,495	1,628
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B:
5% 12/15/09	2,565	2,623
5% 12/15/11	2,835	2,936
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (c)(d)	10,000	9,887
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (c)(d)	2,100	2,113
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/08	2,000	2,035
(UPMC Health Sys. Proj.) Series 2001 A, 5.75% 1/15/09	1,750	1,810
Pennsylvania Indl. Dev. Auth. Rev. 5.25% 7/1/10 (AMBAC Insured)	2,750	2,885
Philadelphia Gas Works Rev. (1975 Gen. Ordinance Proj.) 17th Series, 5% 7/1/08 (FSA Insured)	7,410	7,525
Philadelphia Muni. Auth. Rev.:
Series A, 5% 5/15/08 (FSA Insured)	5,000	5,072
Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,614
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,566
Series B, 5% 4/1/11 (AMBAC Insured)	2,160	2,263
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	$ 1,600	$ 1,642
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (e)	2,355	1,925
		55,402
Puerto Rico - 1.4%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,065
Puerto Rico Govt. Dev. Bank:
Series B, 5% 12/1/12	1,000	1,055
5% 12/1/10	8,000	8,300
Univ. of Puerto Rico:
Series 06P, 5% 6/1/11	5,760	6,001
5% 6/1/11	4,825	5,027
		22,448
Rhode Island - 0.3%
Providence Spl. Oblig. Series 2005 E:
4% 6/1/08 (Radian Asset Assurance, Inc. Insured)	1,000	1,002
5% 6/1/09 (Radian Asset Assurance, Inc. Insured)	1,315	1,345
5% 6/1/10 (Radian Asset Assurance, Inc. Insured)	1,180	1,215
Rhode Island Health & Edl. Bldg. Corp. Rev. (Johnson & Wales Univ. Proj.) 5% 4/1/08 (XL Cap. Assurance, Inc. Insured)	1,700	1,722
		5,284
South Carolina - 1.2%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A:
5% 8/15/07	1,700	1,706
5% 8/15/08	1,690	1,707
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/10 (AMBAC Insured)	1,450	1,506
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,455	1,515
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/09	550	566
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09 (MBIA Insured)	2,345	2,422
Rock Hill Util. Sys. Rev. Series 2003 A, 5% 1/1/09 (FSA Insured)	1,945	1,990
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	$ 3,000	$ 3,102
Series A, 5.5% 1/1/11 (MBIA Insured)	3,000	3,169
Spartanburg County School District #5 Pub. Facilities Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,028
		18,711
Tennessee - 1.3%
Clarksville Natural Gas Acquisition Corp. Gas Rev. 5% 12/15/09	7,500	7,722
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,176
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (MBIA Insured)	2,000	2,077
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
4.5% 9/1/08 (MBIA Insured)	1,620	1,638
4.5% 9/1/09 (MBIA Insured)	1,685	1,718
Metropolitan Govt. Nashville & Series A, 5.25% 10/15/09	3,795	3,939
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,200	1,232
		20,502
Texas - 10.2%
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,554
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B:
6% 1/1/12	500	534
6% 1/1/13	1,270	1,370
6% 1/1/14	1,420	1,545
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/09 (MBIA Insured)	5,130	4,643
Series A, 0% 11/15/10 (MBIA Insured)	5,300	4,618
Bexar County Series A:
5% 6/15/09 (FSA Insured)	2,615	2,689
5% 6/15/10 (FSA Insured)	1,000	1,040
Birdville Independent School District 5% 2/15/10	1,300	1,347
Brownsville Independent School District 5% 8/15/11	1,430	1,505
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,605
College Station Independent School District 5% 2/15/10	1,000	1,036
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Del Valle Independent School District 5.5% 2/1/09	$ 1,205	$ 1,244
Denton County Gen. Oblig. 5% 7/15/11 (FSA Insured)	3,065	3,224
Fort Bend Independent School District 5%, tender 8/15/09 (c)	5,000	5,133
Fort Worth Independent School District 5% 2/15/12	1,500	1,586
Frisco Gen. Oblig. Series 2003 A, 5% 2/15/10 (FSA Insured)	1,710	1,771
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	3,710	3,826
Houston Cmnty. College Sys. Rev.:
5.25% 4/15/11 (FSA Insured)	3,030	3,204
5.25% 4/15/12 (FSA Insured)	2,000	2,139
Houston Util. Sys. Rev. Series A:
5.25% 5/15/10 (MBIA Insured)	2,835	2,965
5.25% 11/15/11 (FSA Insured)	4,430	4,719
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,137
Lower Colorado River Auth. Rev.:
0% 1/1/09 (Escrowed to Maturity) (e)	3,000	2,813
5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (e)	5,000	5,272
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) 5% 2/15/11 (FSA Insured)	2,465	2,581
5% 2/15/09 (MBIA Insured)	1,615	1,654
5% 2/15/10 (MBIA Insured)	1,845	1,911
Lubbock Health Facilities Dev. Corp. Rev. (Carillon, Inc. Proj.) Series A, 6.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 102) (e)	4,800	5,182
Magnolia Independent School District 8% 8/15/11 (FGIC Insured)	1,210	1,416
Montgomery County Gen. Oblig. Series B, 5%, tender 9/1/10 (FSA Insured) (c)	1,300	1,351
North East Texas Independent School District 7% 2/1/11 (Pre-Refunded to 2/1/10 @ 100) (e)	3,600	3,921
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series C:
5% 1/1/09 (FSA Insured)	2,000	2,045
5%, tender 7/1/08 (c)(e)	45	46
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (c)	1,000	1,019
San Angelo Wtrwks. & Swr. Sys. Impt. and Rfdg. Rev. 5% 4/1/10 (FSA Insured)	1,630	1,690
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (e)	$ 5,000	$ 5,276
Series B:
0% 2/1/09 (Escrowed to Maturity) (e)	2,500	2,337
0% 2/1/10 (Escrowed to Maturity) (e)	14,000	12,588
San Antonio Independent School District 7% 8/15/08	5,000	5,221
San Antonio Muni. Drainage Util. Sys. Rev. 5.25% 2/1/12 (MBIA Insured)	1,545	1,648
San Antonio Wtr. Sys. Rev. 5% 5/15/10 (FGIC Insured)	1,020	1,059
Socorro Independent School District 5% 8/15/09	2,070	2,132
Spring Branch Independent School District:
5.375% 2/1/14	1,090	1,156
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (e)	1,700	1,803
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (d)	3,000	3,087
Series C:
0% 4/1/08 (Escrowed to Maturity) (e)	3,100	2,989
0% 4/1/09 (Escrowed to Maturity) (e)	2,320	2,155
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,055	1,092
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,308
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,408
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5% 7/1/07	1,000	1,002
Univ. of Texas Univ. Revs.:
(Fing. Sys. Proj.) Series A, 5.5% 8/15/09	1,115	1,161
Series B:
5% 8/15/09	11,255	11,591
5.25% 8/15/11	5,025	5,336
Wichita Falls Independent School District 0% 2/1/10	2,325	2,085
Ysleta Independent School District 0% 8/15/09	4,065	3,710
		159,479
Utah - 1.3%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,188
0% 10/1/12 (AMBAC Insured)	3,800	3,056
0% 10/1/13 (AMBAC Insured)	3,760	2,896
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	$ 1,700	$ 1,786
Utah Gen. Oblig. Series 2006 B, 5.375% 7/1/10	9,475	9,985
		20,911
Virginia - 0.1%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (c)(d)	1,600	1,598
Washington - 2.5%
Chelan County Pub. Util. District #1 Rev. Series B, 5% 7/1/11 (FGIC Insured)	1,190	1,250
Clark County Pub. Util. District #1 Elec. Rev.:
Series B, 5.25% 1/1/09 (FSA Insured)	1,595	1,637
5% 1/1/11 (MBIA Insured)	1,680	1,756
5.25% 1/1/11 (FSA Insured)	1,935	2,039
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,826
Pierce County Gen. Oblig. 5.75% 8/1/13 (Pre-Refunded to 8/1/10 @ 100) (e)	1,155	1,229
Port of Seattle Rev. Series D, 5.75% 11/1/15 (FGIC Insured) (d)	3,640	3,950
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	1,000	1,019
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,074
5% 6/1/10 (FSA Insured)	1,000	1,039
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,059
Washington Gen. Oblig. Series A:
5% 7/1/11 (FGIC Insured)	1,000	1,053
5.5% 7/1/11 (Pre-Refunded to 7/1/10 @ 100) (e)	3,500	3,694
5.625% 7/1/25 (Pre-Refunded to 7/1/10 @ 100) (e)	13,000	13,777
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5.75% 7/1/08	3,000	3,075
		39,477
Wisconsin - 0.9%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (FGIC Insured)	3,370	2,921
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured)	2,500	2,597
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series 2006 A, 5% 2/15/13	$ 875	$ 908
Series B, 6.25% 2/15/10	1,015	1,074
(Wheaton Franciscan Services Proj.):
5% 8/15/11	1,315	1,361
5.75% 8/15/11	1,000	1,065
(Wheaton Franciscan Svcs., Inc. Proj.) Series A:
5% 8/15/09	1,765	1,801
5% 8/15/10	1,870	1,925
		13,652
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $1,534,604)	1,529,838
NET OTHER ASSETS - 2.0%	30,866
NET ASSETS - 100%	$ 1,560,704
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,721,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 8,607
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,534,604,000. Net unrealized depreciation aggregated $4,766,000, of which $5,036,000 related to appreciated investment securities and $9,802,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Short-Intermediate
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2007

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
Short-Intermediate Municipal
Income Fund

1.816176.102

ASTM-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
	Principal Amount (000s)	Value (000s)
Alabama - 3.0%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	$ 1,100	$ 1,122
Daphne Spl. Care Facilities Fing. Auth. Rev. Series A, 0% 8/15/28 (Pre-Refunded to 8/15/08 @ 100) (e)	10,000	9,503
Health Care Auth. for Baptist Health Series 2006 D:
5% 11/15/08	1,475	1,495
5% 11/15/11	1,000	1,041
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/08 (MBIA Insured) (d)	2,900	2,963
5.75% 10/1/09 (MBIA Insured) (d)	4,000	4,168
Jefferson County Swr. Rev.:
Series 1999 A, 5.75% 2/1/38 (Pre-Refunded to 2/1/09 @ 101) (e)	5,010	5,243
Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (e)	13,520	13,965
5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (e)	3,900	4,188
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (e)	2,070	2,199
		45,887
Alaska - 0.7%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.85% 7/1/13 (AMBAC Insured) (d)	3,285	3,477
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (e)	2,500	2,681
North Slope Borough Gen. Oblig. Series B, 0% 6/30/08 (MBIA Insured)	4,240	4,051
		10,209
Arizona - 1.8%
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10 (FSA Insured)	9,025	9,543
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,115	1,149
Maricopa County Unified School District #48 Scottsdale 7.4% 7/1/10	3,750	4,170
Nogales Rev. Oblig. (Wastewtr. Systems Proj.) Series 06A, 3.75%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	3,000	3,000
Pima County Unified School District #1 Tucson 7.5% 7/1/08 (FGIC Insured)	7,060	7,390
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series A, 4.5% 10/1/08 (American Cap. Access Corp. Insured)	$ 660	$ 664
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,573
		27,489
California - 8.1%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A, 5.25% 5/1/12 (MBIA Insured)	6,000	6,452
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/13	2,400	2,604
Series A:
5.25% 1/1/11	6,500	6,867
5.25% 7/1/13 (MBIA Insured)	2,900	3,155
California Gen. Oblig.:
5% 2/1/09	1,640	1,682
5% 2/1/10	2,000	2,073
5% 2/1/11	2,525	2,646
5% 10/1/11	1,650	1,742
5% 2/1/12	1,650	1,744
5% 9/1/12	1,700	1,807
5% 10/1/12	12,600	13,407
5.125% 9/1/12	1,000	1,043
5.25% 9/1/10	18,550	19,505
5.25% 2/1/11	6,775	7,158
5.5% 3/1/11 (FGIC Insured)	3,210	3,434
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,764
5.75% 10/1/08	1,085	1,120
6.4% 9/1/08	3,075	3,196
6.5% 9/1/10	1,760	1,918
California Health Facilities Fing. Auth. Rev. (Cedars-Sinai Med. Ctr. Proj.) 5% 11/15/10	1,000	1,040
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2004 A, 5% 6/1/08	6,000	6,091
California State Univ. Rev. & Colleges 5% 11/1/13 (FSA Insured) (b)	1,335	1,426
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	1,400	1,397
(Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (c)(e)	8,000	7,992
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Series A1, 5% 6/1/12	$ 2,570	$ 2,659
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	3,006
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (f)	8,607	8,721
Series K:
5% 5/15/09 (b)	1,000	1,028
5% 5/15/10 (b)	4,955	5,147
Western Placer Unified School District 3.625%, tender 12/1/09 (FSA Insured) (c)	3,170	3,170
		126,994
Colorado - 0.6%
Colorado Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series E, 5% 11/15/11	2,230	2,324
Series F, 5% 11/15/12	1,225	1,287
Denver City & County Arpt. Rev. Series E, 5% 11/15/08 (XL Cap. Assurance, Inc. Insured) (d)	5,000	5,098
		8,709
Connecticut - 1.9%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (e)	5,000	5,310
Series F, 5% 12/1/11	20,000	21,146
Connecticut Health & Edl. Facilities Auth. Rev. (Connecticut Children's Med. Ctr. Proj.) Series B:
4% 7/1/07 (MBIA Insured)	1,275	1,276
4.5% 7/1/08 (MBIA Insured)	1,045	1,056
5% 7/1/09 (MBIA Insured)	1,000	1,027
		29,815
District Of Columbia - 0.7%
District of Columbia Ctfs. of Prtn. 5.25% 1/1/08 (AMBAC Insured)	935	946
District of Columbia Gen. Oblig.:
Series A, 5.25% 6/1/09 (FSA Insured)	1,000	1,033
Series B, 0% 6/1/12 (MBIA Insured)	3,600	2,924
Metropolitan Washington DC Arpt. Auth. Gen. Arpt. Rev. Series B, 5.5% 10/1/08 (FGIC Insured) (d)	6,460	6,579
		11,482
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 5.4%
Brevard County School Board Ctfs. of Prtn. Series A, 5.5% 7/1/09 (AMBAC Insured)	$ 2,775	$ 2,880
Citizens Property Ins. Corp. Series 2007 A, 5% 3/1/11 (MBIA Insured)	4,000	4,186
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 06G:
5% 11/15/09	435	447
5% 11/15/10	400	414
5% 11/15/11	700	730
3.95%, tender 9/1/12 (c)	7,550	7,503
5%, tender 11/16/09 (c)	4,700	4,831
(Adventist Health Sys. - Sunbelt Proj.):
Series A, 5% 11/15/10	1,000	1,037
Series B, 5% 11/15/08	800	815
Series 06G, 5% 11/15/08	420	427
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (c)	11,000	10,991
4.25%, tender 8/1/07 (c)(d)	6,000	6,000
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,661
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (d)	1,000	1,031
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,156
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (c)	1,500	1,567
Orange County School Board Ctfs. of Prtn. Series A, 5.375% 8/1/22 (Pre-Refunded to 8/1/07 @ 101) (e)	3,855	3,915
Orlando Utils. Commission Util. Sys. Rev. 5.25% 7/1/09	6,000	6,206
Palm Beach County School Board Ctfs. of Prtn. Series A, 6% 8/1/22 (Pre-Refunded to 8/1/10 @ 101) (e)	7,020	7,596
Polk County Cap. Impt. Rev.:
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (c)	9,000	9,527
5.5% 12/1/11 (FGIC Insured)	3,470	3,741
Seminole County School Board Ctfs. of Prtn. Series A, 4.5% 7/1/08 (MBIA Insured)	1,250	1,263
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001:
2.8%, tender 10/1/08, LOC SunTrust Banks, Inc. (c)	2,000	1,972
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001: - continued
3%, tender 10/1/09, LOC SunTrust Banks, Inc. (c)	$ 1,000	$ 979
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 5% 8/1/08 (FSA Insured)	1,625	1,653
		84,528
Georgia - 0.6%
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,105	4,742
Walton County:
5% 1/1/10 (FGIC Insured)	2,000	2,072
5% 1/1/11 (FGIC Insured)	3,000	3,145
		9,959
Hawaii - 2.4%
Hawaii Arpt. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (d)	3,850	4,330
Hawaii Gen. Oblig. Series CU:
5.75% 10/1/11 (MBIA Insured)	3,040	3,250
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (e)	170	182
Honolulu City & County Gen. Oblig. Series B, 8% 10/1/09	26,940	29,633
		37,395
Illinois - 8.6%
Chicago Board of Ed. (Chicago School Reform Proj.) 6.75% 12/1/10 (AMBAC Insured)	4,160	4,595
Chicago Gen. Oblig. Series A, 5.25% 1/1/12 (FSA Insured)	1,000	1,064
Chicago Midway Arpt. Rev. Series B:
5% 1/1/10 (AMBAC Insured)	1,225	1,269
5% 1/1/11 (AMBAC Insured)	3,625	3,795
Chicago O'Hare Int'l. Arpt. Rev.:
Series A:
5% 1/1/12 (MBIA Insured)	1,145	1,209
5.5% 1/1/08 (AMBAC Insured)	5,000	5,053
5.5% 1/1/10 (AMBAC Insured) (d)	2,900	3,029
5.5% 1/1/10 (Escrowed to Maturity) (d)(e)	2,100	2,192
Chicago Park District:
Series B, 5% 1/1/11 (AMBAC Insured)	5,750	6,015
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District: - continued
Series C, 5% 1/1/11 (AMBAC Insured)	$ 2,515	$ 2,631
Chicago Tax Increment Rev. Series 2000 A, 0% 12/1/08 (AMBAC Insured)	10,000	9,406
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Formula Funds Proj.) Series A, 5.25% 6/1/10 (AMBAC Insured)	4,835	5,064
Chicago Wastewtr. Transmission Rev. 5.5% 1/1/09 (FGIC Insured)	2,975	3,067
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (c)(d)	2,200	2,193
Hodgkins Tax Increment Rev. 5% 1/1/09	1,805	1,836
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender 2/1/08 (AMBAC Insured) (c)	6,100	6,052
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	1,998
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (c)	12,800	12,703
(Field Museum of Natural History Proj.) 4.05%, tender 11/1/11 (c)	3,250	3,263
(Univ. of Chicago Proj.):
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (e)	2,640	2,824
Series B:
3.1%, tender 7/1/07 (c)(e)	5	5
3.1%, tender 7/1/07 (c)	3,995	3,989
Illinois Fin. Auth. Rev.:
(DePaul Univ. Proj.):
5% 10/1/07	1,225	1,231
5% 10/1/08	1,000	1,017
Series A, 5% 10/1/11	1,165	1,215
Illinois Gen. Oblig.:
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,475	1,564
First Series:
5.375% 7/1/11 (MBIA Insured)	6,745	7,198
5.5% 8/1/10	1,440	1,520
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (e)	7,075	7,505
Series A, 5% 10/1/09	2,600	2,680
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (e)	1,000	1,059
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev. (Condell Med. Ctr. Proj.):
5% 5/15/07	$ 500	$ 500
5% 5/15/08	700	706
Kane & DeKalb Counties Cmnty. Unit School District #301 0% 12/1/10 (AMBAC Insured)	2,000	1,735
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	2,270	2,445
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (e)	1,600	1,744
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 5.5% 12/1/13 (Pre-Refunded to 12/1/11 @ 100) (e)	5,000	5,391
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,471
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Series 2002, 0% 6/15/10 (Escrowed to Maturity) (e)	5,000	4,433
Rosemont Gen. Oblig.:
Series 3, 0% 12/1/07 (FGIC Insured)	625	610
Series A, 0% 12/1/11 (FGIC Insured)	3,695	3,101
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,360	1,429
Will County School District #122 Series B, 0% 11/1/08 (FSA Insured)	1,280	1,208
		134,014
Indiana - 3.6%
Carmel High School Bldg. Corp. 5% 1/10/11 (FSA Insured)	1,000	1,046
Ctr. Grove 2000 Bldg. Corp.:
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (e)	1,785	1,914
5.5% 7/15/18 (Pre-Refunded to 7/15/11 @ 100) (e)	1,885	2,021
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series A:
5% 1/10/10 (FSA Insured)	1,750	1,811
5.25% 7/10/11 (FSA Insured)	2,295	2,436
5.25% 1/10/12 (FSA Insured)	1,355	1,446
5% 1/15/10 (FSA Insured)	1,835	1,899
5% 1/15/11 (FSA Insured)	1,910	1,998
5% 1/15/12 (FSA Insured)	1,990	2,102
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (e)	1,855	1,989
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Univ. Student Fee Revs. Series H, 0% 8/1/09 (AMBAC Insured)	$ 3,875	$ 3,555
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,049
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC Insured)	1,405	1,445
Logansport High School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,000	1,051
5.25% 7/15/11 (MBIA Insured)	1,020	1,079
5.25% 1/15/12 (MBIA Insured)	1,045	1,111
5.25% 7/15/12 (MBIA Insured)	1,075	1,149
Mount Vernon of Hancock County Multi-School Corp. Series B:
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (e)	1,605	1,721
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (e)	1,695	1,817
Muncie School Bldg. Corp. 5.25% 7/10/12 (MBIA Insured)	1,585	1,701
New Albany Floyd County Independent School Bldg. Corp. 5% 1/15/11 (FSA Insured)	1,000	1,046
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	1,600	1,627
4.9%, tender 6/1/07 (c)	4,005	4,010
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) 2.5%, tender 12/3/07 (c)	10,000	9,912
West Clark 2000 School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,065	1,122
5.25% 7/15/11 (MBIA Insured)	1,125	1,192
5.25% 1/15/12 (MBIA Insured)	1,150	1,225
		56,474
Kansas - 0.2%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (c)	2,400	2,411
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	569
5.25% 11/15/12	680	721
		3,701
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (d)	$ 1,185	$ 1,210
Owensboro Elec. Lt. & Pwr. Rev. Series B, 0% 1/1/09 (AMBAC Insured)	2,000	1,872
		3,082
Louisiana - 0.5%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,056
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (AMBAC Insured)	2,060	2,181
Louisiana Military Dept. 5% 8/1/10	1,530	1,574
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (c)	2,700	2,706
		7,517
Maryland - 0.2%
Howard County Retirement Cmnty. Rev. (Vantage House Proj.) Series A, 4.5% 4/1/09 (b)	605	605
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,607
		2,212
Massachusetts - 3.2%
Massachusetts Bay Trans. Auth. Series A, 7% 3/1/09	6,880	7,303
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A, 5% 1/1/11	1,000	1,040
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series C, 5.875% 8/1/08	1,630	1,664
Massachusetts Fed. Hwy.:
Series 2000 A, 5.75% 6/15/13	3,000	3,213
Series B, 5.125% 12/15/14 (Pre-Refunded to 12/15/08 @ 101) (e)	2,775	2,866
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (e)	2,570	2,708
Series 2000 A, 6% 2/1/10	2,500	2,654
Series 2001 A, 5.5% 1/1/11	5,000	5,313
Series 2003 C, 5.5% 10/1/10 (MBIA Insured)	1,130	1,199
Series C:
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (e)	2,495	2,686
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series C:
5.5% 11/1/10 (FSA Insured)	$ 10,000	$ 10,621
Massachusetts Health & Edl. Facilities Auth. Rev. (Berkshire Health Sys., Inc. Proj.) Series F, 5% 10/1/08	2,720	2,767
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A, 5.5% 1/1/12 (AMBAC Insured) (d)	1,000	1,060
Massachusetts Wtr. Resources Auth. Series A, 5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (e)	5,000	5,372
		50,466
Michigan - 1.8%
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	1,200	1,283
Detroit Gen. Oblig. 5% 4/1/09 (MBIA Insured)	10,620	10,895
Detroit Swr. Disp. Rev.:
Series A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (e)	2,000	2,126
4.191% 7/1/32 (FSA Insured) (c)	4,200	4,200
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31) (e)	8,000	3,136
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I, 5.5% 10/15/09	2,705	2,824
Troy School District 5% 5/1/11 (MBIA Insured)	1,000	1,051
Wayne County Cmnty. College (College Facilities Impt. Proj.) 5.25% 7/1/09 (FGIC Insured)	1,220	1,263
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,273
		28,051
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/08	1,200	1,225
5.25% 12/1/10	500	521
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/09	250	255
5% 5/15/10	200	205
5% 5/15/11	300	310
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	$ 555	$ 555
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured)	940	987
		4,058
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (c)(d)	1,100	1,100
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3% 9/1/08 (d)	1,190	1,209
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/09	1,000	1,024
5% 8/15/11	1,000	1,038
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/10	1,240	1,279
		5,650
Missouri - 0.7%
Bi-State Dev. Agcy. Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (c)	6,600	6,636
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/11	1,430	1,476
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series B, 5% 2/1/11 (FGIC Insured)	1,850	1,938
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (e)	1,050	1,147
		11,197
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (c)	4,000	4,098
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series A, 5% 12/1/11	6,500	6,816
Nevada - 3.0%
Clark County Arpt. Rev.:
Series B1, 5% 7/1/08 (d)	9,000	9,143
Series C:
5% 7/1/08 (AMBAC Insured) (d)	2,215	2,249
5% 7/1/09 (AMBAC Insured) (d)	2,700	2,764
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Arpt. Rev.: - continued
Series C:
5% 7/1/10 (AMBAC Insured) (d)	$ 1,225	$ 1,267
5% 7/1/11 (AMBAC Insured) (d)	1,790	1,870
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) 5% 7/1/11 (AMBAC Insured)	3,230	3,393
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (e)	1,600	1,700
Series C, 5% 6/15/10 (MBIA Insured)	1,075	1,117
Series D, 5% 6/15/09 (MBIA Insured)	13,890	14,282
Series F, 5.375% 6/15/11 (FSA Insured)	4,090	4,354
Henderson Health Care Facility Rev. (Catholic Healthcare West Proj.) Series 2005 B, 5% 7/1/08	1,100	1,115
Lyon Co. School District Gen. Oblig. 5% 6/1/09	695	715
Washoe County School District Gen. Oblig. Series D, 5% 6/1/10 (MBIA Insured)	2,410	2,504
		46,473
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(d)	2,500	2,465
3.5%, tender 2/1/09 (c)(d)	2,000	1,981
		4,446
New Jersey - 6.0%
Camden County Impt. Auth. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/09	1,250	1,273
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. 5% 1/1/09 (AMBAC Insured)	1,000	1,022
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured)	1,225	1,271
Garden State Preservation Trust Open Space & Farmland Preservation Series B:
6.25% 11/1/09 (MBIA Insured)	4,000	4,256
6.375% 11/1/11 (MBIA Insured)	7,470	8,320
New Jersey Econ. Dev. Auth. Rev. 5% 6/15/07	7,500	7,517
New Jersey Tpk. Auth. Tpk. Rev. Series A:
5.75% 1/1/18 (Pre-Refunded to 1/1/10 @ 100) (e)	3,215	3,392
6% 1/1/11 (MBIA Insured)	17,180	18,598
New Jersey Trans. Trust Fund Auth.:
Series B:
5.25% 12/15/10 (FGIC Insured)	4,550	4,799
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series B:
6.5% 6/15/11 (MBIA Insured)	$ 5,000	$ 5,545
Series C, 5.5% 12/15/10 (FSA Insured)	25,000	26,585
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (e)	7,000	7,378
Tobacco Settlement Fing. Corp. 4.375% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (e)	4,065	4,079
		94,035
New Jersey/Pennsylvania - 0.3%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5% 7/1/09	5,170	5,305
New Mexico - 0.1%
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (c)	1,900	1,887
New York - 16.3%
Erie County Tobacco Asset Securitization Corp. Series A, 6.25% 7/15/40 (Pre-Refunded to 7/15/10 @ 101) (e)	8,810	9,593
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,239
5% 1/1/12	1,175	1,236
Metropolitan Trans. Auth. Commuter Facilities Rev. Series A, 5.375% 7/1/09 (Escrowed to Maturity) (e)	3,635	3,775
Metropolitan Trans. Auth. Rev. Series 2005 C:
5% 11/15/10	2,000	2,090
5% 11/15/11	2,750	2,903
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,425	3,638
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,300	1,444
Series 2000 A, 6.5% 5/15/11	155	169
Series 2002 G, 5.5% 8/1/10	2,720	2,869
Series 2003 F, 5.5% 12/15/11	4,305	4,628
Series 2004 G, 5% 8/1/09	8,000	8,231
Series 2005 C, 5% 8/1/12	19,770	20,932
Series 2005 D, 5% 8/1/12	4,925	5,215
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	5,075	5,535
Series 2005 K:
5% 8/1/11	7,120	7,475
5% 8/1/12	4,360	4,616
Series 2005 O, 5% 6/1/12	7,500	7,928
Series A, 5.25% 11/1/14 (MBIA Insured)	600	645
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series B, 5.75% 8/1/14	$ 1,000	$ 1,093
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,065
Subseries 2005 F1, 5% 9/1/15	3,560	3,833
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. 6% 6/15/33 (MBIA Insured) (Pre-Refunded to 6/15/10 @ 101) (e)	10,000	10,757
New York Counties Tobacco Trust I Series B, 6.5% 6/1/35 (Pre-Refunded to 6/1/10 @ 101) (e)	5,900	6,464
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,500	3,790
5.75% 7/1/13 (AMBAC Insured)	1,000	1,085
Series C, 7.5% 7/1/10	2,565	2,713
Series B, 5.25%, tender 5/15/12 (c)	13,000	13,868
New York State Urban Dev. Corp. Rev. 5% 1/1/12	5,000	5,269
New York Transitional Fin. Auth. Rev.:
Series 2003 E, 5% 2/1/09	2,035	2,083
Series A:
5.5% 11/1/26 (a)	3,500	3,758
6% 11/1/28 (a)	44,300	48,392
Series B, 5.25% 2/1/29 (a)	3,100	3,266
Tobacco Settlement Asset Securitization Corp. Series 1:
5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	6,760	7,172
6% 7/15/18 (Pre-Refunded to 7/15/09 @ 101) (e)	1,200	1,273
6% 7/15/18 (Pre-Refunded to 7/15/09 @ 101) (e)	2,490	2,641
6% 7/15/20 (Pre-Refunded to 7/15/09 @ 101) (e)	2,280	2,419
6% 7/15/21 (Pre-Refunded to 7/15/09 @ 101) (e)	2,310	2,450
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	3,800	3,898
Series A1:
5% 6/1/10	1,875	1,946
5.25% 6/1/12	5,000	5,004
5.25% 6/1/13	17,500	17,806
5.5% 6/1/14	2,700	2,798
Series C1:
5.5% 6/1/15	1,300	1,365
5.5% 6/1/17	4,200	4,454
		254,823
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (d)	$ 1,200	$ 1,228
127th Series, 5% 12/15/08 (AMBAC Insured) (d)	3,510	3,586
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (d)	4,100	4,639
		9,453
North Carolina - 0.6%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	600	615
Series A, 5.5% 1/1/10	3,000	3,125
Series C, 5% 1/1/08	1,190	1,200
Series D, 5.375% 1/1/10	3,715	3,858
		8,798
North Dakota - 0.1%
Ward County Health Care Facility Rev. 5% 7/1/10	1,595	1,642
Ohio - 1.4%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/11	1,000	1,033
Cleveland Pub. Pwr. Sys. Rev.:
Series A, 0% 11/15/09 (MBIA Insured)	1,200	1,086
0% 11/15/09 (Escrowed to Maturity) (e)	1,050	954
Franklin County Rev. (Online Computer Library Ctr., Inc. Proj.) 5% 4/15/07	1,960	1,960
Ohio Gen. Oblig.:
Series 2000 E, 5.5% 5/1/09	1,905	1,976
Series 2003 D, 2.45%, tender 9/14/07 (c)	12,300	12,220
Univ. of Cincinnati Gen. Receipts Series A, 5.5% 6/1/09 (FGIC Insured)	2,000	2,077
		21,306
Oklahoma - 0.4%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (e)	1,000	838
Tulsa County Indl. Auth. Cap. Impts. Rev. Series B, 5.25% 1/1/09 (FSA Insured)	5,245	5,386
		6,224
Oregon - 0.5%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured)	1,210	1,259
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B:
5% 5/1/09 (FSA Insured)	$ 600	$ 616
5% 5/1/11 (FSA Insured)	1,000	1,051
Tri-County Metropolitan Trans. District Rev. 5% 5/1/11 (MBIA Insured)	5,000	5,253
		8,179
Pennsylvania - 3.6%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (MBIA Insured) (d)	1,300	1,403
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC Bank NA, Pittsburgh (c)	4,500	4,475
Allegheny County San. Auth. Swr. Rev. 6% 12/1/11 (MBIA Insured)	1,495	1,628
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B:
5% 12/15/09	2,565	2,623
5% 12/15/11	2,835	2,936
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (c)(d)	10,000	9,887
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (c)(d)	2,100	2,113
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/08	2,000	2,035
(UPMC Health Sys. Proj.) Series 2001 A, 5.75% 1/15/09	1,750	1,810
Pennsylvania Indl. Dev. Auth. Rev. 5.25% 7/1/10 (AMBAC Insured)	2,750	2,885
Philadelphia Gas Works Rev. (1975 Gen. Ordinance Proj.) 17th Series, 5% 7/1/08 (FSA Insured)	7,410	7,525
Philadelphia Muni. Auth. Rev.:
Series A, 5% 5/15/08 (FSA Insured)	5,000	5,072
Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,614
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,566
Series B, 5% 4/1/11 (AMBAC Insured)	2,160	2,263
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	$ 1,600	$ 1,642
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (e)	2,355	1,925
		55,402
Puerto Rico - 1.4%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,065
Puerto Rico Govt. Dev. Bank:
Series B, 5% 12/1/12	1,000	1,055
5% 12/1/10	8,000	8,300
Univ. of Puerto Rico:
Series 06P, 5% 6/1/11	5,760	6,001
5% 6/1/11	4,825	5,027
		22,448
Rhode Island - 0.3%
Providence Spl. Oblig. Series 2005 E:
4% 6/1/08 (Radian Asset Assurance, Inc. Insured)	1,000	1,002
5% 6/1/09 (Radian Asset Assurance, Inc. Insured)	1,315	1,345
5% 6/1/10 (Radian Asset Assurance, Inc. Insured)	1,180	1,215
Rhode Island Health & Edl. Bldg. Corp. Rev. (Johnson & Wales Univ. Proj.) 5% 4/1/08 (XL Cap. Assurance, Inc. Insured)	1,700	1,722
		5,284
South Carolina - 1.2%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A:
5% 8/15/07	1,700	1,706
5% 8/15/08	1,690	1,707
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/10 (AMBAC Insured)	1,450	1,506
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,455	1,515
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/09	550	566
Piedmont Muni. Pwr. Agcy. Elec. Rev. 5.6% 1/1/09 (MBIA Insured)	2,345	2,422
Rock Hill Util. Sys. Rev. Series 2003 A, 5% 1/1/09 (FSA Insured)	1,945	1,990
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	$ 3,000	$ 3,102
Series A, 5.5% 1/1/11 (MBIA Insured)	3,000	3,169
Spartanburg County School District #5 Pub. Facilities Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,028
		18,711
Tennessee - 1.3%
Clarksville Natural Gas Acquisition Corp. Gas Rev. 5% 12/15/09	7,500	7,722
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (MBIA Insured)	2,005	2,176
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (MBIA Insured)	2,000	2,077
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
4.5% 9/1/08 (MBIA Insured)	1,620	1,638
4.5% 9/1/09 (MBIA Insured)	1,685	1,718
Metropolitan Govt. Nashville & Series A, 5.25% 10/15/09	3,795	3,939
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,200	1,232
		20,502
Texas - 10.2%
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,554
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B:
6% 1/1/12	500	534
6% 1/1/13	1,270	1,370
6% 1/1/14	1,420	1,545
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/09 (MBIA Insured)	5,130	4,643
Series A, 0% 11/15/10 (MBIA Insured)	5,300	4,618
Bexar County Series A:
5% 6/15/09 (FSA Insured)	2,615	2,689
5% 6/15/10 (FSA Insured)	1,000	1,040
Birdville Independent School District 5% 2/15/10	1,300	1,347
Brownsville Independent School District 5% 8/15/11	1,430	1,505
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,605
College Station Independent School District 5% 2/15/10	1,000	1,036
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Del Valle Independent School District 5.5% 2/1/09	$ 1,205	$ 1,244
Denton County Gen. Oblig. 5% 7/15/11 (FSA Insured)	3,065	3,224
Fort Bend Independent School District 5%, tender 8/15/09 (c)	5,000	5,133
Fort Worth Independent School District 5% 2/15/12	1,500	1,586
Frisco Gen. Oblig. Series 2003 A, 5% 2/15/10 (FSA Insured)	1,710	1,771
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	3,710	3,826
Houston Cmnty. College Sys. Rev.:
5.25% 4/15/11 (FSA Insured)	3,030	3,204
5.25% 4/15/12 (FSA Insured)	2,000	2,139
Houston Util. Sys. Rev. Series A:
5.25% 5/15/10 (MBIA Insured)	2,835	2,965
5.25% 11/15/11 (FSA Insured)	4,430	4,719
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,137
Lower Colorado River Auth. Rev.:
0% 1/1/09 (Escrowed to Maturity) (e)	3,000	2,813
5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (e)	5,000	5,272
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) 5% 2/15/11 (FSA Insured)	2,465	2,581
5% 2/15/09 (MBIA Insured)	1,615	1,654
5% 2/15/10 (MBIA Insured)	1,845	1,911
Lubbock Health Facilities Dev. Corp. Rev. (Carillon, Inc. Proj.) Series A, 6.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 102) (e)	4,800	5,182
Magnolia Independent School District 8% 8/15/11 (FGIC Insured)	1,210	1,416
Montgomery County Gen. Oblig. Series B, 5%, tender 9/1/10 (FSA Insured) (c)	1,300	1,351
North East Texas Independent School District 7% 2/1/11 (Pre-Refunded to 2/1/10 @ 100) (e)	3,600	3,921
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series C:
5% 1/1/09 (FSA Insured)	2,000	2,045
5%, tender 7/1/08 (c)(e)	45	46
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (c)	1,000	1,019
San Angelo Wtrwks. & Swr. Sys. Impt. and Rfdg. Rev. 5% 4/1/10 (FSA Insured)	1,630	1,690
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (e)	$ 5,000	$ 5,276
Series B:
0% 2/1/09 (Escrowed to Maturity) (e)	2,500	2,337
0% 2/1/10 (Escrowed to Maturity) (e)	14,000	12,588
San Antonio Independent School District 7% 8/15/08	5,000	5,221
San Antonio Muni. Drainage Util. Sys. Rev. 5.25% 2/1/12 (MBIA Insured)	1,545	1,648
San Antonio Wtr. Sys. Rev. 5% 5/15/10 (FGIC Insured)	1,020	1,059
Socorro Independent School District 5% 8/15/09	2,070	2,132
Spring Branch Independent School District:
5.375% 2/1/14	1,090	1,156
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (e)	1,700	1,803
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (d)	3,000	3,087
Series C:
0% 4/1/08 (Escrowed to Maturity) (e)	3,100	2,989
0% 4/1/09 (Escrowed to Maturity) (e)	2,320	2,155
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,055	1,092
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,308
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,408
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5% 7/1/07	1,000	1,002
Univ. of Texas Univ. Revs.:
(Fing. Sys. Proj.) Series A, 5.5% 8/15/09	1,115	1,161
Series B:
5% 8/15/09	11,255	11,591
5.25% 8/15/11	5,025	5,336
Wichita Falls Independent School District 0% 2/1/10	2,325	2,085
Ysleta Independent School District 0% 8/15/09	4,065	3,710
		159,479
Utah - 1.3%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,188
0% 10/1/12 (AMBAC Insured)	3,800	3,056
0% 10/1/13 (AMBAC Insured)	3,760	2,896
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	$ 1,700	$ 1,786
Utah Gen. Oblig. Series 2006 B, 5.375% 7/1/10	9,475	9,985
		20,911
Virginia - 0.1%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (c)(d)	1,600	1,598
Washington - 2.5%
Chelan County Pub. Util. District #1 Rev. Series B, 5% 7/1/11 (FGIC Insured)	1,190	1,250
Clark County Pub. Util. District #1 Elec. Rev.:
Series B, 5.25% 1/1/09 (FSA Insured)	1,595	1,637
5% 1/1/11 (MBIA Insured)	1,680	1,756
5.25% 1/1/11 (FSA Insured)	1,935	2,039
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,826
Pierce County Gen. Oblig. 5.75% 8/1/13 (Pre-Refunded to 8/1/10 @ 100) (e)	1,155	1,229
Port of Seattle Rev. Series D, 5.75% 11/1/15 (FGIC Insured) (d)	3,640	3,950
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	1,000	1,019
Snohomish County School District #2, Everett:
5% 6/1/09 (FSA Insured)	1,045	1,074
5% 6/1/10 (FSA Insured)	1,000	1,039
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,059
Washington Gen. Oblig. Series A:
5% 7/1/11 (FGIC Insured)	1,000	1,053
5.5% 7/1/11 (Pre-Refunded to 7/1/10 @ 100) (e)	3,500	3,694
5.625% 7/1/25 (Pre-Refunded to 7/1/10 @ 100) (e)	13,000	13,777
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5.75% 7/1/08	3,000	3,075
		39,477
Wisconsin - 0.9%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (FGIC Insured)	3,370	2,921
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured)	2,500	2,597
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series 2006 A, 5% 2/15/13	$ 875	$ 908
Series B, 6.25% 2/15/10	1,015	1,074
(Wheaton Franciscan Services Proj.):
5% 8/15/11	1,315	1,361
5.75% 8/15/11	1,000	1,065
(Wheaton Franciscan Svcs., Inc. Proj.) Series A:
5% 8/15/09	1,765	1,801
5% 8/15/10	1,870	1,925
		13,652
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $1,534,604)	1,529,838
NET OTHER ASSETS - 2.0%	30,866
NET ASSETS - 100%	$ 1,560,704
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,721,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 8,607
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,534,604,000. Net unrealized depreciation aggregated $4,766,000, of which $5,036,000 related to appreciated investment securities and $9,802,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 29, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 29, 2007